John Hancock
Health Sciences
Fund

SEMI
ANNUAL
REPORT

4.30.02

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[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


Dear Fellow Shareholders,

The stock market has done nothing to soothe weary investors in 2002. After two years of losses, the stock market remains bogged down again so far this year. Although the economy appears to be emerging from recession, there are real questions about the strength of the recovery and the prospects for corporate earnings. With added pressures resulting from corporate bankruptcies, accounting questions and Middle East tensions, investors have been slow to shed their skeptical mindset. As a result, the major indexes were either flat or down year to date through April 30, 2002, with the Dow Jones Industrial Average returning -0.15% and the Standard & Poor's 500 Index returning -5.80%. Reflecting the technology and telecommunications sectors' continued woes, the tech-heavy Nasdaq Composite Index was down 13.44% in the first four months.

In this turbulent environment, there have been definite winners and losers. Small-cap and midsize companies have done far better than large caps, and even after a two-year run, value stocks have continued to trump growth. Bonds, which outpaced stocks in the last two years, continued to beat the broader stock market, led by corporate bonds.

The stock market's disappointing performance has certainly put investors' long-term investment perspective to the test. But we urge you to stay the course and stick to the investment plan that you have crafted with your investment professional to meet your financial goals. The most important element involves being well diversified. We believe it is the best way to better withstand the market's short-term swings -- from both an investment and an emotional perspective. If your investments are spread broadly among different asset classes -- stocks, bonds and cash -- and various types of each, you stand a better chance of having at least one part of your portfolio doing well at any given moment.

Although being diversified might not prevent you from suffering losses in tough market conditions, it could help mitigate the decline. And you'll be more ready to capture the returns of a group as it comes back into favor. With the economy poised for growth, that could happen sooner rather than later.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
investing primar-
ily in stocks of
U.S. and foreign
health-care
companies.

Over the last six months

* Lack of FDA action, patent expirations and overall market conditions pressured the health-care sector.

* Fund's underweighting in large drug and biotech companies helped performance, as they lagged the health-care sector during the period.

* Medical service and equipment companies performed well.

[Bar chart with heading "John Hancock Health Sciences Fund" Under the heading is a note that reads "Fund performance for the six months ended April 30, 2002." The chart is scaled in increments of 1% with -2% at the bottom and 0% at the top. The first bar represents the -0.97% total return for Class A. The second bar represents the -1.30% total return for Class B. The third bar represents the -1.30% total return for Class
C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 6.0%   Johnson & Johnson
 5.2%   Pfizer
 4.6%   Baxter International
 4.0%   Medtronic
 3.7%   Wyeth
 3.5%   Stryker
 3.4%   WellPoint Health Networks
 3.4%   UnitedHealth Group
 2.7%   Allergan
 2.6%   Amgen

As a percentage of net assets on April 30, 2002.



BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

John Hancock
Health Sciences Fund

MANAGER'S
REPORT

The many industry groups that make up the health-care sector turned in mixed results for the six-month period ended April 30, 2002. Many large pharmaceutical company stocks, for example, posted losses. They were stricken by a combination of concerns over upcoming patent expirations, too few new drugs in the pipeline and political uncertainty. Most biotech stocks suffered from similar symptoms, but their rather speculative nature led to even larger losses.

Health-care service company stocks performed surprisingly well, especially given the rather anemic economy. Powerful trends -- including high levels of employment, rising demand for services from an aging population, and the restoration of some Medicare funds -- outweighed the weak economic backdrop.

FUND PERFORMANCE

For the six months ended April 30, 2002, John Hancock Health Sciences Fund's Class A, Class B and Class C shares posted total returns of -0.97%, -1.30%, and -1.30%, respectively, at net asset value. The
Fund's returns outpaced the -9.90% return of the average health-care/biotechnology fund during the six-month period, according to Lipper, Inc.1 For another comparison, the Standard & Poor's 500 Index returned 2.31%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

"The many industry
 groups that make up the
 health-care sector turned
 in mixed results..."

The Fund's relative outperformance of its peers stemmed from our commitment to diversification across a number of sectors within the health-care universe. During the past six months, our adherence to a diversified strategy meant that we weren't as heavily invested as many of our peers in poor-performing large- company drug makers and biotech companies.

[A photo of Linda Miller flush right next to first paragraph.]

SOME LARGE DRUG COMPANIES DISAPPOINT

Investors became increasingly concerned that some large drug companies have not launched enough major drugs to offset some of the looming patent expirations on their products. These worries weighed especially heavily on companies such as Bristol-Myers Squibb, Merck and Schering-Plough, the last of which we didn't own during the period. Upon review of the fundamentals, we sold our positions in Merck and Bristol-Myers Squibb. Pfizer's performance also disappointed investors, despite the company's ability to post financial results in line with expectations.

Some large diversified health-care companies, however, were able to buck the trend. Our holdings in Johnson & Johnson were among our top performers for the period. The broad-based health-care giant enjoyed pharmaceutical sales that were better than most other top drug makers. Investors were also excited about the company's highly anticipated drug-coated stent -- a small device that props open arteries.

Another strong performer was Wyeth, which was doubly blessed by having a slate of new drugs, while not facing the loss of patent protection on any of its major products.

"Many types of health-care
 service companies and
 equipment stocks posted
 very strong gains..."

SERVICE, EQUIPMENT COMPANIES SHINE

Many types of health-care service companies and equipment stocks posted very strong gains during the period. Managed health-care company Trigon Healthcare was one of the Fund's brightest stars. Virginia's largest health insurer and provider of Blue Cross and Blue Shield plans, Trigon got a late-period boost on the news that it was to be acquired by Anthem, a larger operator.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical devices & products 20%, the second is Drugs--biotechnology 12%, the third Insurance 11%, the fourth Drugs & sundries--wholesale 10% and the fifth Health care--hospitals 9%.]

We also enjoyed strong gains from drug wholesaler Cardinal Health, which was boosted in part by the increasing volume of generic drugs available on the market.

Tenet Healthcare, the nation's second largest hospital operator, was another of our best performers during the period. While health-care reform has been placed on a back burner in Washington, aging baby boomers continued to increase their usage of the health-care system, and the company's size gave it a strong position in negotiations with insurers.

Varian Medical Systems, a leading maker of cancer therapy systems, was another of our better performers. The company posted better-than-expected profits, fueled by new technology and a rising number of cancer patients seeking advanced treatment.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-02." The chart is divided into two sections (from top to left): Common stocks 96% and Short-term investments & other 4%.]

BIOTECHS FALTER

The battering that biotech stocks took during the past six months was widespread, and even some of the most promising, well-managed companies weren't able to escape.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Johnson & Johnson followed by an up arrow with the phrase "Drugs sales outstrip most competitors." The second listing is Tenet Healthcare followed by an up arrow with the phrase "Visits to its hospitals up." The third listing is Amgen followed by a down arrow with the phrase "Concerns over higher costs."]

Amgen, the world's largest biotechnology company and one of our top holdings, performed poorly during the period despite some very positive developments. The company had a relatively healthy number of new drugs in the pipeline and enjoyed better-than-expected sales growth for its arthritis, anemia and infection-fighting drugs. However, investors punished Amgen's stock when the company warned that higher sales may not translate into better profits because research and marketing costs are expected to increase later this year.

The relative unpopularity of biotech stocks was the main reason why Gilead Sciences also performed poorly, despite enjoying strong growth in demand for Viread, the once-daily pill that combats the HIV virus that causes AIDS.

"We're optimistic that
 short-term uncertainties
 won't derail the long-term
 factors that favor the
 health-care sector..."

OUTLOOK

We continue to maintain a positive long-term outlook for the health-care sector, although the balance of 2002 promises continued volatility. The industry is likely to battle a number of near-term uncertainties, including ongoing issues with the FDA approval of new drugs and devices, the rising costs of research and development, manufacturing challenges and the expiration of patents. Fortunately, many of these concerns are now reflected in more moderate stock valuations across the health-care sector. We're optimistic that short-term uncertainties won't derail the long-term factors that favor the health-care sector, including the aging global population and rising demand for health-care products and services.


This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2002

The index used for
comparison is the
Standard & Poor's 500
Index, Index 1, an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Russell 3000
Healthcare Index,
Index 2, a capitaliza-
tion-weighted index
composed of compa-
nies involved in medical
services or health care.

It is not possible to
invest in an index.

                              Class A      Class B      Class C      Index 1
Inception date                10-1-91       3-7-94       3-1-99           --

Average annual returns with maximum sales charge (POP)
One year                        -8.53%       -9.18%       -6.29%      -12.62%
Five years                      10.99%       11.09%          --         7.56%
Ten years                       13.00%          --           --        12.22%
Since inception                    --        11.95%        5.23%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -5.93%       -6.24%       -3.26%        2.31%
One year                        -8.53%       -9.18%       -6.29%      -12.62%
Five years                      68.43%       69.22%          --        43.93%
Ten years                      239.54%          --           --       216.68%
Since inception                    --       150.90%       17.50%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $37,017 as of April 30, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund, before sales charge, and is equal to $35,748 as of April 30, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock Health Sciences Fund, after sales charge, and is equal to $33,954 as of April 30, 2002. The fourth line represents Index 1 and is equal to $31,668 as of April 30, 2002.

                                    Class B 1    Class C 1
Period beginning                     3-7-94       3-1-99
Without sales charge                $25,090      $11,868
With maximum sales charge                --      $11,749
Index 1                             $26,672       $9,047
Index 2                             $39,835      $10,367

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2002
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


SHARES   ISSUER                                                                              VALUE
COMMON STOCKS 96.02%                                                                    $357,008,568
(Cost $270,195,514)

Computer -- Software 0.72%                                                                $2,677,325
 47,500   Allscripts Healthcare Solutions, Inc.*                                             287,375
 45,000   Cerner Corp.*                                                                    2,389,950

Drugs -- Biotechnology 12.06%                                                             44,834,820
 70,000   Abgenix, Inc.*                                                                     987,700
150,000   Alkermes, Inc.*                                                                  3,021,000
185,000   Amgen, Inc.*                                                                     9,782,800
 30,000   Cephalon, Inc. *                                                                 1,759,200
 47,500   Enzon, Inc.*                                                                     1,768,900
110,000   Genentech, Inc.*                                                                 3,905,000
100,000   Genzyme Corp.*                                                                   4,094,000
155,000   Gilead Sciences, Inc.*                                                           4,823,600
 75,000   IDEC Pharmaceuticals Corp.*                                                      4,121,250
119,500   Isis Pharmaceuticals, Inc.*                                                      1,512,870
 70,000   Medarex, Inc.*                                                                     709,800
 50,000   MedImmune, Inc.*                                                                 1,670,000
100,000   Millennium Pharmaceuticals, Inc.*                                                1,996,000
 60,000   NPS Pharmaceuticals, Inc.*                                                       1,788,600
 55,000   OSI Pharmaceuticals, Inc.*                                                       1,758,350
 55,000   Regeneron Pharmaceuticals, Inc.*                                                 1,135,750

Drugs -- Diversified 8.62%                                                                32,062,000
180,000   Abbott Laboratories                                                              9,711,000
350,000   Johnson & Johnson                                                               22,351,000

Drugs -- Major -- Domestic 8.86%                                                          32,945,500
530,000   Pfizer, Inc.                                                                    19,265,500
240,000   Wyeth                                                                           13,680,000

Drugs -- Specialty 8.35%                                                                  31,051,475
150,000   Alcon, Inc. (Switzerland)*                                                       5,160,000
152,500   Allergan, Inc.                                                                  10,051,275
 60,000   Barr Laboratories, Inc.*                                                         3,999,000
135,000   King Pharmaceuticals, Inc.*                                                      4,230,900
145,000   SICOR, Inc.*                                                                     2,569,400
 90,000   Teva Pharmaceutical Industries Ltd.
          American Depositary Receipts (Israel)                                            5,040,900

Drugs & Sundries -- Wholesale 9.56%                                                       35,529,050
105,000   AmerisourceBergen Corp.                                                          8,137,500
140,000   Cardinal Health, Inc.                                                            9,695,000
300,000   Caremark Rx, Inc.*                                                               6,450,000
130,000   Express Scripts, Inc.*                                                           8,217,300
 75,000   McKesson Corp.                                                                   3,029,250

Health Care -- Hospitals 9.36%                                                            34,793,010
153,000   Community Health Systems, Inc.*                                                  4,440,060
200,000   HCA, Inc.                                                                        9,558,000
100,000   LifePoint Hospitals, Inc.*                                                       4,200,000
110,000   Province Healthcare Co.*                                                         4,236,100
105,000   Tenet Healthcare Corp.*                                                          7,703,850
100,000   Universal Health Services, Inc. (Class B)*                                       4,655,000

Health Care -- Services 5.93%                                                             22,061,698
147,200   Alliance Imaging, Inc.*                                                          1,926,848
200,000   Charles River Laboratories International, Inc.*                                  5,990,000
160,000   Covance, Inc.*                                                                   3,211,200
 90,000   DaVita, Inc.*                                                                    2,332,800
 45,000   Laboratory Corp. of America Holdings*                                            4,464,000
 45,000   Quest Diagnostics, Inc.*                                                         4,136,850

Instruments -- Scientific 0.70%                                                            2,599,550
 75,000   Affymetrix, Inc.*                                                                1,902,750
260,000   Bruker AXS, Inc.*                                                                  696,800

Insurance 11.40%                                                                          42,398,450
115,000   Anthem, Inc.*                                                                    7,843,000
 90,000   Trigon Healthcare, Inc.*                                                         9,059,400
145,000   UnitedHealth Group, Inc.                                                        12,732,450
170,000   WellPoint Health Networks, Inc.*                                                12,763,600

Medical Devices and Products 20.46%                                                       76,055,690
301,100   Baxter International, Inc.                                                      17,132,590
125,000   Biomet, Inc.                                                                     3,528,750
 70,000   Cyberonics, Inc.*                                                                  948,500
140,000   Cytyc Corp.*                                                                     2,199,400
 80,000   Edwards Lifesciences Corp.*                                                      2,009,600
120,000   LifeSciences Holdings*                                                           2,340,000
330,000   Medtronic, Inc.                                                                 14,747,700
 55,000   St. Jude Medical, Inc.*                                                          4,576,550
240,000   Stryker Corp.                                                                   12,842,400
195,000   Thoratec Corp.*                                                                  1,600,950
115,000   Varian Medical Systems, Inc.*                                                    4,985,250
150,000   Wilson Greatbatch Technologies, Inc.*                                            3,937,500
150,000   Zimmer Holdings, Inc.*                                                           5,206,500

                                                            INTEREST    PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                          RATE       (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 12.47%                                                            $46,376,562
(Cost $46,376,562)

Joint Repurchase Agreement 2.60%
Investment in a joint repurchase
agreement transaction with
Barclays Capital, Inc. --
Dated 04-30-02, due 05-01-02
(Secured by U.S. Treasury Inflation
Indexed Notes 3.875% due 01-15-09
and 3.500% due 01-15-11)                                       1.88%         $9,685        9,685,000

                                                                          NUMBER OF
                                                                             SHARES
Cash Equivalents 9.87%
AIM Cash Investment Trust**                                              36,691,562       36,691,562

TOTAL INVESTMENTS 108.49%                                                               $403,385,130

OTHER ASSETS AND LIABILITIES, NET (8.49%)                                               ($31,577,718)

TOTAL NET ASSETS 100.00%                                                                $371,807,412

 * Non-income producing security.

** Represents investment of security lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset
value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $316,572,076)      $403,385,130
Cash                                                   949
Receivable for investments sold                  7,085,637
Receivable for shares sold                          87,379
Dividends and interest receivable                   58,314
Other assets                                        10,525

Total assets                                   410,627,934

LIABILITIES
Payable for investments purchased                  910,020
Payable for shares repurchased                     348,905
Payable for securities on loan                  36,691,562
Payable to affiliates                              792,402
Other payables and accrued expenses                 77,633

Total liabilities                               38,820,522

NET ASSETS
Capital paid-in                                313,214,985
Accumulated net realized loss on investments and
  foreign currency transactions                (25,535,114)
Net unrealized appreciation of investments
  and translation of assets and liabilities
  in foreign currencies                         86,813,059
Accumulated net investment loss                 (2,685,518)

Net assets                                    $371,807,412

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($138,937,147 [DIV] 3,502,194 shares)       $39.67
Class B ($217,795,984 [DIV] 5,856,420 shares)       $37.19
Class C ($15,074,281 [DIV] 405,335 shares)          $37.19

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($39.67 [DIV] 95%)                        $41.76
Class C ($37.19 [DIV] 99%)                          $37.57

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2002
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also shows
net gains (losses)
for the period
stated.

INVESTMENT INCOME
Dividends (including net of foreign
  withholding taxes of $1,834)                    $887,924
Interest                                           128,853
Securities lending income                           54,371

Total investment income                          1,071,148

EXPENSES
Investment management fee                        1,448,898
Class A distribution and service fee               213,633
Class B distribution and service fee             1,139,595
Class C distribution and service fee                76,465
Transfer agent fee                                 707,153
Accounting and legal services fee                   40,819
Custodian fee                                       37,238
Registration and filing fee                         23,824
Auditing fee                                        15,472
Advisory board                                      14,877
Printing                                            12,845
Trustees' fee                                       11,339
Miscellaneous                                        6,989
Legal fee                                            3,064

Total expenses                                   3,752,211

Net investment loss                             (2,681,063)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                     (5,404,601)
Foreign currency transactions                       (4,609)
Change in net unrealized appreciation
(depreciation) of Investments                    3,720,262
Translation of assets and liabilities
in foreign currencies                                    3

Net realized and unrealized loss                (1,688,945)

Decrease in net assets from operations         ($4,370,008)

1 Semiannual period from 11-1-01 through 04-30-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                 YEAR       PERIOD
                                                ENDED        ENDED
                                             10-31-01     04-30-02 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                       ($5,603,375) ($2,681,063)

Net realized loss                         (18,319,007)  (5,409,210)
Change in net unrealized
  appreciation (depreciation)             (44,735,437)    3,720,265

Decrease in net assets
  resulting from operations               (68,657,819)  (4,370,008)

Distributions to shareholders
From net realized gain
Class A                                   (12,731,986)           --
Class B                                   (22,142,336)           --
Class C                                    (1,081,725)           --
                                          (35,956,047)           --

From fund share transactions                8,946,471   (14,196,553)

NET ASSETS
Beginning of period                       486,041,368   390,373,973

End of period 2                          $390,373,973  $371,807,412


1 Semiannual period from 11-1-01 through 04-30-02. Unaudited.

2 Includes accumulated net investment loss of $4,455 and $2,685,518, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-97    10-31-98    10-31-99    10-31-00    10-31-01     4-30-02 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $25.11      $30.25      $33.89      $34.28      $49.99      $40.06
Net investment loss 2                                    (0.19)      (0.23)      (0.18)      (0.33)      (0.37)      (0.19)
Net realized and unrealized
  gain (loss) on investments                              6.56        4.38        0.57       16.04       (5.99)      (0.20)
Total from investment
  operations                                              6.37        4.15        0.39       15.71       (6.36)      (0.39)
Less distributions
From net realized gain                                   (1.23)      (0.51)         --          --       (3.57)         --
Net asset value,
  end of period                                         $30.25      $33.89      $34.28      $49.99      $40.06      $39.67
Total return 3 (%)                                       26.63       13.91        1.15       45.83      (13.56)      (0.97) 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $53         $84         $93        $178        $145        $139
Ratio of expenses
  to average net assets (%)                               1.68        1.61        1.60        1.50        1.50        1.50 5
Ratio of net investment loss
  to average net assets (%)                              (0.71)      (0.71)      (0.52)      (0.75)      (0.87)      (0.95) 5
Portfolio turnover (%)                                      57          39          61         147          91          40

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-97    10-31-98    10-31-99    10-31-00    10-31-01    04-30-02 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $24.60      $29.40      $32.69      $32.83      $47.55      $37.68
Net investment loss 2                                    (0.37)      (0.45)      (0.41)      (0.60)      (0.63)      (0.31)
Net realized and unrealized
  gain (loss) on investments                              6.40        4.25        0.55       15.32       (5.67)      (0.18)
Total from investment
  operations                                              6.03        3.80        0.14       14.72       (6.30)      (0.49)
Less distributions
From net realized gain                                   (1.23)      (0.51)         --          --       (3.57)         --
Net asset value,
  end of period                                         $29.40      $32.69      $32.83      $47.55      $37.68      $37.19
Total return 3 (%)                                       25.76       13.11        0.43       44.84      (14.18)      (1.30) 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $53        $124        $152        $294        $231        $218
Ratio of expenses
  to average net assets (%)                               2.38        2.31        2.30        2.20        2.20        2.20 5
Ratio of net investment loss
  to average net assets (%)                              (1.41)      (1.41)      (1.22)      (1.46)      (1.57)      (1.65) 5
Portfolio turnover (%)                                      57          39          61         147          91          40

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 6  10-31-00    10-31-01    04-30-02 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $33.94      $32.83      $47.55      $37.68
Net investment loss 2                                    (0.28)      (0.64)      (0.63)      (0.31)
Net realized and unrealized
  gain (loss) on investments                             (0.83)      15.36       (5.67)      (0.18)
Total from investment
  operations                                             (1.11)      14.72       (6.30)      (0.49)
Less distributions
From net realized gain                                      --          --       (3.57)         --
Net asset value,
  end of period                                         $32.83      $47.55      $37.68      $37.19
Total return 3 (%)                                       (3.27) 4    44.84      (14.18)      (1.30) 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $2         $14         $15         $15
Ratio of expenses
  to average net assets (%)                               2.40 5      2.20        2.20        2.20
Ratio of net investment loss
  to average net assets (%)                             (1.30) 5     (1.50)      (1.58)      (1.65) 5
Portfolio turnover (%)                                      61         147          91          40

1 Semiannual period from 11-1-01 through 04-30-02. Unaudited.

2 Based on the average of the shares outstanding at the end of each month.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 Class C shares began operations on 3-1-99.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Health Sciences Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2002, the Fund loaned securities having a market value of $35,972,120 collateralized by cash in the amount of $36,691,562. The cash collateral was invested in a short-term instrument.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction. The Fund had no open forward foreign currency exchange contracts on April 30, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $16,212,040 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2009.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's daily average net asset value in excess of $200,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $168,681 with regard to sales of Class A shares. Of this amount, $24,081 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $113,247 was paid as sales commissions to unrelated broker-dealers and $31,353 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $19,774 with regard to sales of Class C shares. Of this amount, $19,312 was paid as sales commissions to unrelated broker-dealers and $462 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended April 30, 2002, CDSCs received by JH Funds amounted to $258,912 for Class B shares and $3,305 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health-care developments, for which the Fund pays the advisory board a fee.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund common share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                               YEAR ENDED 10-31-01      PERIOD ENDED 4-30-02 1
                              SHARES        AMOUNT     SHARES         AMOUNT
CLASS A SHARES
Sold                       1,190,826   $51,149,984    441,234    $17,932,206
Distributions reinvested     256,996    11,670,104         --             --
Repurchased               (1,394,861)  (58,913,287)  (549,551)   (22,286,720)
Net increase (decrease)       52,961    $3,906,801   (108,317)   ($4,354,514)

CLASS B SHARES
Sold                       1,344,113   $54,493,128    437,608    $16,714,689
Distributions reinvested     436,023    18,748,579         --             --
Repurchased               (1,834,129)  (72,073,601)  (707,276)   (26,912,249)
Net increase (decrease)      (53,993)   $1,168,106   (269,668)  ($10,197,560)

CLASS C SHARES
Sold                         186,889    $7,462,957     62,751     $2,392,722
Distributions reinvested      21,606       928,520         --             --
Repurchased                 (113,626)   (4,519,913)   (53,485)    (2,037,201)
Net increase                  94,869    $3,871,564      9,266       $355,521

NET INCREASE (DECREASE)       93,837    $8,946,471   (368,719)  ($14,196,553)

1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2002, aggregated $152,116,431 and $165,504,250, respectively.

The cost of investments owned at April 30, 2002, including short-term investments, for federal income tax purposes was $317,327,137. Gross unrealized appreciation and depreciation of investments aggregated $98,066,926 and $12,008,933, respectively, resulting in net unrealized appreciation of $86,057,993. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



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FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
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This report is for the information of
the shareholders of the John Hancock
Health Sciences Fund.

280SA      4/02
           6/02






--------------------------------------------------------------------------------

                                  John Hancock
                                  Pacific Basin
                                  EQUITIES FUND

------
SEMI
ANNUAL
REPORT
------

4.30.02



                       Sign up for electronic delivery at
                       www.jhancock.com/funds/edelivery




[LOGO]     John Hancock
        ------------------
        JOHN HANCOCK FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

The stock market has done nothing to soothe weary investors in 2002. After two years of losses, the stock market remains bogged down again so far this year. Although the economy appears to be emerging from recession, there are real questions about the strength of the recovery and the prospects for corporate earnings. With added pressures resulting from corporate bankruptcies, accounting questions and Middle East tensions, investors have been slow to shed their skeptical mindset. As a result, the major indexes were either flat or down year to date through April 30, 2002, with the Dow Jones Industrial Average returning -0.15% and the Standard & Poor's 500 Index returning -5.80%. Reflecting the technology and telecommunications sectors' continued woes, the tech-heavy Nasdaq Composite Index was down 13.44% in the first four months.

In this turbulent environment, there have been definite winners and losers. Small-cap and midsize companies have done far better than large caps, and even after a two-year run, value stocks have continued to trump growth. Bonds, which outpaced stocks in the last two years, continued to beat the broader stock market, led by corporate bonds.

The stock market's disappointing performance has certainly put investors' long-term investment perspective to the test. But we urge you to stay the course and stick to the investment plan that you have crafted with your investment professional to meet your financial goals. The most important element involves being well diversified. We believe it is the best way to better withstand the market's short-term swings - from both an investment and an emotional perspective. If your investments are spread broadly among different asset classes - stocks, bonds and cash - and various types of each, you stand a better chance of having at least one part of your portfolio doing well at any given moment.

Although being diversified might not prevent you from suffering losses in tough market conditions, it could help mitigate the decline. And you'll be more ready to capture the returns of a group as it comes back into favor. With the economy poised for growth, that could happen sooner rather than later.

Sincerely,

/s/Maureen R. Ford
------------------
Maureen R. Ford,
Chairman and Chief Executive Officer

-----------
YOUR FUND
AT A GLANCE
-----------

The Fund seeks long-term growth of capital by investing primarily in stocks of companies located in the Pacific Basin.

Over the last six months

[] The global economy began to show clear signs of recovery.

[] Japan staged a strong recovery late in the period.

[] Accelerating growth benefited export-oriented nations in the region.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Pacific Basin Equities Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2002." The chart is scaled in increments of 5% with 0% at the bottom and 20% at the top. The first bar represents the 18.61% total return for Class A. The second bar represents the 18.25% total return for Class B. The third bar represents the 18.14% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

Top 10 holdings

2.6%     United Microelectronics Corp.
2.1%     Sony Corp.
2.1%     Hoya Corp.
2.1%     Sun Hung Kai Properties, Ltd.
2.0%     Nissan Motor Co., Ltd.
1.9%     Nitto Denko Corp
1.8%     JSR Corp.
1.7%     Hitachi Chemical Co., Ltd.
1.6%     Jeol Ltd.
1.6%     Canon Inc.

As a percentage of net assets on April 30, 2002.

BY RANDY KAHN, CFA, FOR THE NICHOLAS-APPLEGATE CAPITAL MANAGEMENT PORTFOLIO MANAGEMENT TEAM

---------
MANAGERS'
REPORT
---------

John Hancock
Pacific Basin
Equities Fund

Investors endured a number of extraordinary and unparalleled challenges during the six-month period ended April 30, 2002. Already reeling from economic weakness worldwide, the global stock market was rocked by the terrorist attacks of September 11, 2001. In the initial shock that followed, the already depressed major global indexes bottomed out in late September, only to stage a powerful rally as investors rebuilt their shattered confidence and sentiment improved.

In the wake of the attacks, coordinated action by the world's central bankers led to unprecedented stimulus in the form of interest-rate reductions and injections of liquidity into the markets. The stimulus began to have its desired effect late in 2001 as encouraging economic reports indicated that a recovery was indeed under way. Emerging markets, which tend to benefit in such an environment, rallied as 2002 unfolded.

"Investors endured a number of extraordinary and unparalleled challenges during the six-month period ended April 30, 2002."

In Japan, which dominates the Pacific Rim region, equities fell early in the period due to weak economic fundamentals, including persistent deflation, rising unemployment and falling industrial production. Concerns over the pace of government reform added to selling pressure. Later in the period, however, Japan's stock market advanced strongly, based on technical reasons (limitations placed on short-selling, for example), talk of restructuring the country's troubled financial system and reports showing a potential bottom in economic activity.

Already skeptical of accounting practices in many countries, investors began to penalize those companies with the most aggressive methods of tallying profits. However, by the second half of the quarter, investor attention shifted toward a steady stream of positive economic news, as the memory of September 11 faded into the background. Later in the reporting period, escalating violence in the Middle East, worries over both the quality and quantity of corporate earnings and rising energy prices pressured equity prices in most developed economies.

FUND PERFORMANCE EXPLAINED
For the six months ended April 30, 2002, John Hancock Pacific Basin Equities Fund's Class A, Class B and Class C shares posted total returns of 18.61%, 18.25% and 18.14%, respectively, at net asset value. During the same period, the average Pacific region fund returned 13.47%, according to Lipper, Inc.1, while the benchmark MSCI All Country (AC) Pacific Index rose 10.21%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

"Of special note were the triple-digit returns generated by classic early-recovery cyclical stocks..."

The Fund's sharp advance and strong outperformance relative to its benchmarks were driven by superior stock selection and overweighted positions in the producers/manufacturing and technology sectors. Stock selection in the utilities group proved positive, too, although net gains were held back by an underweighted position compared with the benchmark. All told, the portfolio registered gains in nine of the 13 industrial sectors that make up the MSCI AC Pacific Index.

Of special note were the triple-digit returns generated by classic early-recovery cyclical stocks in the textile and paper industries. The stocks in the Fund from these groups far outdistanced their

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five sectors." The first listing is Electronics 24%, the second is Chemicals 8%, the third Retail 8%, the fourth Telecommunications 5%, and the fifth Machinery 5%.]
--------------------------------------------------------------------------------

counterparts in the benchmark. The portfolio also benefited from superior stock selection in the semiconductor, apparel and "other financial" areas.

COUNTRY WEIGHTINGS HELP

On a country basis, stock selection in Japan, South Korea and Indonesia helped boost Fund performance for the six months ended April 30, 2002. Overweighted positions in the latter two countries also contributed to the portfolio's outperformance during the period. On the other hand, underweighted exposure to, and selection of stocks in, Australia - which has been one of the world's strongest markets in 2002 - held the Fund back from further gains.

--------------------------------------------------------------------------------
[Bar chart at middle of page with heading "Top Countries As a percentage of net assets on 4-30-02." The chart is divided into five sections: Japan 52%, Taiwan 10%, Hong Kong 8%, South Korea 5% and Australia 4%.]
--------------------------------------------------------------------------------

Top-performing holdings during the reporting period included clothing designer and manufacturer High Fashion International, which is headquartered in Bermuda and listed on the Hong Kong stock exchange; Samsung Electronics, a South Korean manufacturer of semiconductors, wireless handsets and liquid crystal display
(LCDs) screens; and Taiwan's United Microelectronics Corp., a semiconductor foundry.

During the period, we steadily increased our exposure to Japan as its economy finally seemed to be breaking out of its decade-

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Samsung Electronics followed by an up arrow with the phrase "Strong semiconductor demand and rising market share for liquid crystal display (LCD) screens." The second listing is Flextronics followed by a down arrow with the phrase "Hurt by continuing weakness in telecommunications spending." The third listing is United Microelectronics followed by an up arrow with the phrase "Accelerating semiconductor demand."]
--------------------------------------------------------------------------------

long doldrums. The Fund's holdings were increased from just over 40% on October 31, 2001, to nearly 52% by April 30, 2002. Our weighting in technology was also increased after being slightly reduced earlier in the year.

"Pacific Rim equities should benefit from the building global economic recovery."

OUTLOOK

Pacific Rim equities should benefit from the building global economic recovery. In particular, a rebound in the long-beleaguered technology sector bodes well for Hong Kong and Singapore. However, delays in meaningful reforms for Japan's political and banking system could dampen the prospect of a revival in its economy and, thus, its stock market.

We remain optimistic about the prospects for the Pacific region. Select companies throughout this dynamic region, including some in Japan, are driving profit growth by capitalizing on change. As a result, we are convinced that our investment process centered on sustainable change and timeliness of investment will identify those stocks poised to outperform the overall market.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

-----------
A LOOK AT
PERFORMANCE
-----------

For the period ended
April 30, 2002

The index used for comparison is the Morgan Stanley Capital International (MSCI) All Country Pacific Free Index, a regional index composed of nine developed and emerging-market countries.

It is not possible to invest in an index.

                             Class A        Class B          Class C     Index
Inception date                9-8-87         3-7-94           3-1-99         -
--------------------------------------------------------------------------------
Average annual returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
One year                      -7.46%         -8.06%           -5.21%   -12.05%
Five years                    -4.90%         -4.97%               -     -4.86%
Ten years                      2.92%             -                -      1.12%
Since inception                   -          -3.22%            5.99%        -

--------------------------------------------------------------------------------
Cumulative total returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
Six months                    12.64%        13.25%            16.00%    10.99%
One year                      -7.46%        -8.06%            -5.21%   -12.05%
Five years                   -22.20%       -22.48%                -    -22.03%
Ten years                     33.35%            -                 -     11.79%
Since inception                   -        -23.43%            20.21%        -

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

---------
GROWTH OF
$10,000
---------

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Morgan Stanley Capital International (MSCI) All Country Pacific Free Index.

--------------------------------------------------------------------------------
Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund, before sales charge, and is equal to $19,039 as of April 30, 2002. The second line represents the value of the same hypothetical investment made in the John Hancock Pacific Basin Equities Fund, after sales charge, and is equal to $18,090 as of April 30, 2002. The third line represents the Index and is equal to $11,179 as of April 30, 2002.
--------------------------------------------------------------------------------

                                          Class B1        Class C1

Period beginning                            3-7-94          3-1-99
Without sales charge                        $7,657         $12,140
With maximum sales charge                        -         $12,019
Index                                       $6,752          $9,837

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

FINANCIAL STATEMENTS

-----------
FUND'S
INVESTMENTS
-----------

Securities owned
by the Fund on
April 30, 2002
(unaudited)

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. Common stocks and preferred stocks are further broken down by country. Short-term investments, which represent the Fund's cash position, are listed last.


SHARES                                      ISSUER                                                            VALUE

-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  94.20%      $27,281,367
-------------------------------------------------------------------------------------------------------------------
(Cost $23,932,596)

Australia  3.71%                                                                                         $1,074,994
13,900                                      BHP Billiton Ltd. (Diversified Operations)                       80,606
480,928                                     Lihir Gold Ltd.* (Metal)                                        358,940
80,200                                      Sons of Gwalia Ltd. (Metal)                                     259,237
53,363                                      Woolworths Ltd. (Retail)                                        376,211

China  2.11%                                                                                                609,819
428,000                                     Huaneng Power International, Inc. (Energy)                      318,289
1,430,000                                   PetroChina Co. Ltd. (Oil & Gas)                                 291,530

Hong Kong  8.21%                                                                                          2,379,023
93,500                                      China Mobile Ltd.* (Telecommunications)                         306,304
70,000                                      CLP Holdings Ltd. (Utilities)                                   274,643
685,500                                     Dickson Concepts International Ltd. (Retail)                    148,540
1,224,000                                   Fountain Set Holdings Ltd. (Textile)                            293,476
557,000                                     High Fashion International Ltd. (Textile)                       132,837
704,000                                     Hongkong & Shanghai Hotels Ltd. (Leisure)                       352,036
70,000                                      Sun Hung Kai Properties, Ltd. (Real Estate Operations)          610,319
1,088,000                                   Tungtex Holdings Co., Ltd. (Textile)                            260,868

India  3.00%                                                                                                867,907
39,600                                      Hero Honda Motors Ltd. (Transport)                              287,551
35,307                                      Hindustan Lever Ltd. (Soap & Cleaning Preparations)             146,337
3,300                                       Infosys Technologies Ltd. (Computers)                           248,832
14,400                                      ITC Ltd. (Tobacco)                                              185,187


See notes to
financial statements.

8



SHARES                                      ISSUER                                                            VALUE

Indonesia  3.32%                                                                                           $960,718
2,330,000                                   PT Bank Pan Indonesia Tbk (Banks - Foreign)                     131,109
5,255,500                                   PT Bentoel Internasional Investama Tbk* (Tobacco)               140,823
3,392,500                                   PT Perusahaan Perkebunan London Sumatra
                                             Indonesia Tbk* (Agricultural Operations)                       141,809
124,500                                     PT Sepatu Bata Tbk (Retail)                                     296,238
557,000                                     PT Telekomunikasi Indonesia (Telecommunications)                250,739

Japan  51.77%                                                                                            14,995,519
63,000                                      Asahi Glass Co., Ltd. (Glass Products)                          446,986
12,000                                      Canon, Inc. (Office)                                            459,813
4,500                                       Citizen Electronics Co., Ltd. (Electronics)                     320,678
16,000                                      Diamond Lease Co., Ltd. (Leasing Companies)                     222,554
53,000                                      Fuji Heavy Industries Ltd. (Automobile/Trucks)                  267,477
14,700                                      Fukuda Denshi Co., Ltd. (Medical)                               301,098
54,000                                      Hankyu Department Stores, Inc. (Retail)                         365,047
39,700                                      Hitachi Chemical Co., Ltd. (Chemicals)                          502,125
8,200                                       Hoya Corp. (Electronics)                                        610,530
116,000                                     Japan Airlines Co., Ltd.* (Transport)                           320,716
86,000                                      Jeol Ltd. (Instruments - Scientific)                            464,829
68,000                                      JSR Corp, (Rubber - Tires & Misc.)                              534,361
2,200                                       Keyence Corp. (Electronics)                                     445,312
122,000                                     Komatsu Ltd. (Machinery)                                        441,822
17                                          Kubotek Corp. (Electronics)                                     280,685
20,400                                      Mimasu Semiconductor Industry Co., Ltd. (Electronics)           281,533
24,000                                      Mitsubishi Pharma Corp. (Medical)                               229,907
6,200                                       Nidec Corp. (Machinery)                                         413,333
75,000                                      Nissan Motor Co., Ltd. (Automobiles/Trucks)                     577,103
16,500                                      Nitto Denko Corp. (Chemicals)                                   543,575
43,000                                      NOK Corp. (Automobiles/Trucks)                                  331,542
113,000                                     NTN Corp. (Metal)                                               272,819
104                                         NTT DoCoMo, Inc.*(New Shares) (Telecommunications)              264,860
26                                          NTT DoCoMo, Inc. (Telecommunications)                            65,810
7,950                                       Plenus Co., Ltd. (Retail)                                       291,005
2,000                                       Rohm Co., Ltd. (Electronics)                                    298,287
6,300                                       Shimamura Co., Ltd. (Retail)                                    436,682
9,500                                       Shin-Etsu Chemical Co., Ltd. (Chemicals)                        391,394
13,400                                      Shinkawa Ltd. (Electronics)                                     296,386
2,500                                       SMC Corp. (Machinery)                                           299,455
11,500                                      Sony Corp. (Electronics)                                        617,991
17                                          Sparx Asset Management Co., Ltd. (Finance)                      394,548
8,100                                       Taiyo Ink Manufacturing Co., Ltd. (Chemicals)                   286,402
9,000                                       Takeda Chemical Industries, Ltd. (Medical)                      393,925
22                                          THine Electronics, Inc. (Electronics)                           327,259
9,800                                       THK Co., Ltd. (Machinery)                                       194,626
4,900                                       Tokyo Electron Ltd. (Electronics)                               352,617
14,800                                      Tomy Co., Ltd. (Leisure)                                        154,916
19,400                                      Towa Corp.* (Manufacturing)                                     275,287
68,000                                      Victor Company of Japan, Ltd.* (Electronics)                    347,944
12                                          Yahoo Japan Corp.* (Computers)                                  274,766
30,600                                      Yamaichi Electronics Co., Ltd. (Electronics)                    397,514


                                                                                             See notes to
                                                                                             financial statements.

                                                                                                               9



SHARES                                      ISSUER                                                            VALUE

Malaysia  2.47%                                                                                            $714,163
115,600                                     Malayan Banking Berhad (Banks - Foreign)                        279,874
59,000                                      Telekom Malaysia Berhad (Telecommunications)                    150,605
77,000                                      Unisem (M) Berhad (Electronics)                                 283,684

Philippine Islands  0.85%                                                                                   244,490
148,700                                     Manila Electric Co.* (Utilities)                                114,554
14,300                                      Philippine Long Distance Telephone Co.* (Telecommunications)    129,936

Singapore  2.76%                                                                                            799,008
110,000                                     Cycle & Carriage Ltd. (Retail)                                  292,653
15,900                                      Flextronics International Ltd.* (Electronics)                   220,215
36,000                                      United Overseas Bank Ltd. (Banks - Foreign)                     286,140

South Korea  4.42%                                                                                        1,281,329
29,690                                      Hansol Paper Co., Ltd. (Paper & Paper Products)                 152,574
2,450                                       Kumgang Korea Chemical Co., Ltd. (Building)                     276,419
9,000                                       LG Chem Ltd.* (Chemicals)                                       271,937
12,700                                      LG Household & Health Care Ltd. (Soap & Cleaning Preparations)  198,246
27,390                                      Pantech Co., Ltd.* (Telecommunications)                         243,410
470                                         Samsung Electronics Co., Ltd. (Electronics)                     138,743

Taiwan  10.44%                                                                                            3,024,807
300,000                                     China Steel Corp. (Steel)                                       136,536
27,000                                      Compeq Manufacturing Co., Ltd.* (Electronics)                    47,442
8,000                                       Elitegroup Computer Systems Co., Ltd.* (Electronics)             41,940
799,000                                     Eva Airways Corp. (Transport)                                   271,581
300,000                                     Evergreen Marine Corp. (Transport)                              142,586
211,000                                     Fubon Financial Holding Co., Ltd.* (Diversified Operations)     215,157
65,000                                      Hon Hai Precision Industry Co., Ltd. (Electronics)              284,595
267,000                                     Nan Ya Plastic Corp. (Chemicals)                                277,644
194,000                                     Test-Rite International Co., Ltd. (Diversified Operations)      155,352
502,550                                     United Microelectronics Corp.* (Electronics)                    767,230
282,000                                     Wan Hai Lines Ltd. (Transport)                                  147,027
318,000                                     Yageo Corp.* (Electronics) 263,809
370,000                                     Yuanta Core Pacific Securities Co.* (Finance)                   273,908

Thailand  1.14%                                                                                             329,590
122,900                                     PTT Exploration and Production Pcl (Oil & Gas)                  329,590

-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS  1.06%                                                                                    $307,330
-------------------------------------------------------------------------------------------------------------------
(Cost $119,348)

South Korea  1.06%
2,050                                       Samsung Electronics Co., Ltd. (Electronics)                     307,330


See notes to
financial statements.

10




                                                                    INTEREST         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                  RATE            (000S OMITTED)        VALUE

---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  2.20%                                                                          $638,000
---------------------------------------------------------------------------------------------------------------
(Cost $638,000)

Joint Repurchase Agreement  2.20%
Investment in a joint repurchase agreement transaction
 with Barclays Capital, Inc. - Dated 04-30-02,
 due 05-01-02 (Secured by U.S. Treasury Inflation
 Indexed Notes 3.875% due 01-15-09 and
 3.500% due 01-15-11)                                                 1.88%               $638         $638,000

---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS  97.46%                                                                           $28,226,697
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET  2.54%                                                               $736,903
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS  100.00%                                                                           $28,963,600
---------------------------------------------------------------------------------------------------------------

* Non-income producing security.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                                                                                          See notes to
                                                                                          financial statements.

                                                                                                         11


FINANCIAL STATEMENTS

-------------
PORTFOLIO
CONCENTRATION
-------------

April 30, 2002
(unaudited)

This table shows the percentages of the Fund's investments aggregated by various industries.
                                                           VALUE AS A PERCENTAGE
INVESTMENT CATEGORIES                                              OF NET ASSETS
--------------------------------------------------------------------------------
Agricultural Operations                                                     0.49%
Automobiles/Trucks                                                          4.06
Banks - Foreign                                                             2.41
Building                                                                    0.95
Chemicals                                                                   7.85
Computers                                                                   1.81
Diversified Operations                                                      1.56
Electronics                                                                23.94
Energy                                                                      1.10
Finance                                                                     2.31
Glass Products                                                              1.54
Instruments - Scientific                                                    1.60
Leasing Companies                                                           0.77
Leisure                                                                     1.75
Machinery                                                                   4.66
Manufacturing                                                               0.95
Medical                                                                     3.19
Metal                                                                       3.08
Office                                                                      1.59
Oil & Gas                                                                   2.14
Paper & Paper Products                                                      0.53
Real Estate Operations                                                      2.11
Retail                                                                      7.62
Rubber - Tires & Misc.                                                      1.84
Soap & Cleaning Preparations                                                1.19
Steel                                                                       0.47
Telecommunications                                                          4.87
Textile                                                                     2.37
Tobacco                                                                     1.13
Transport                                                                   4.04
Utilities                                                                   1.34
Short-term investments                                                      2.20
Total investments                                                          97.46%


See notes to
financial statements.

12


FINANCIAL STATEMENTS

-----------
ASSETS AND
LIABILITIES
-----------

April 30, 2002
(unaudited)

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value and the maximum offering price per share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $24,689,944)                              $28,226,697
Cash                                                                         251
Foreign cash at value (cost $1,123,702)                                1,122,929
Receivable for investments sold                                        1,693,273
Receivable for shares sold                                               235,769
Dividends and interest receivable                                         82,315
Other assets                                                               4,862
Total assets                                                          31,366,096

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                      2,189,812
Payable for shares repurchased                                            21,461
Payable to affiliates                                                     84,191
Other payables and accrued expenses                                      107,032
Total liabilities                                                      2,402,496

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                       38,727,151
Accumulated net realized loss on investments and
 foreign currency transactions                                       (13,083,659)
Net unrealized appreciation of investments and
 translation of assets and liabilities in foreign currencies           3,535,669
Accumulated net investment loss                                         (215,561)
Net assets                                                           $28,963,600

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A ($13,805,487 / 1,209,735 shares)                                  $11.41
Class B ($14,772,154 / 1,365,475 shares)                                  $10.82
Class C ($385,959 / 35,689 shares)                                        $10.81

--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------
Class A1 ($11.41 / 95%)                                                   $12.01
Class C ($10.81 / 99%)                                                    $10.92

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.



                                                           See notes to
                                                           financial statements.

                                                                              13


FINANCIAL STATEMENTS

----------
OPERATIONS
----------

For the period ended
April 30, 2002
(unaudited)1

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.


--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $26,066)                 $207,946
Interest (including securities lending income of $2,363)                  10,256

Total investment income                                                  218,202

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                                106,619
Class A distribution and service fee                                      18,615
Class B distribution and service fee                                      69,312
Class C distribution and service fee                                       1,913
Transfer agent fee                                                       109,768
Custodian fee                                                             74,806
Registration and filing fee                                               22,870
Auditing fee                                                              15,521
Printing                                                                   7,123
Accounting and legal services fee                                          2,821
Trustees' fee                                                                768
Miscellaneous                                                                422
Legal fee                                                                     22

Total expenses                                                           430,580

Net investment loss                                                     (212,378)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on
Investments (net of foreign taxes $1,968)                              1,273,173
Foreign currency transactions                                           (117,968)
Change in unrealized appreciation (depreciation) of
Investments                                                            3,688,182
Translation of assets and liabilities in foreign currencies                1,090

Net realized and unrealized gain                                       4,844,477

Increase in net assets from operations                                $4,632,099

1 Semiannual period from 11-1-01 through 4-30-02.


See notes to
financial statements.

14


FINANCIAL STATEMENTS

----------
CHANGES IN
NET ASSETS
----------

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund.

                                                YEAR                    PERIOD
                                                ENDED                    ENDED
                                                10-31-01             4-30-02 1

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------

>From operations
Net investment loss                            ($389,339)            ($212,378)
Net realized gain (loss)                     (13,951,304)            1,155,205
Change in net unrealized
 appreciation (depreciation)                     588,982             3,689,272

Increase (decrease) in net assets
 resulting from operations                   (13,751,661)            4,632,099

>From fund share transactions                 (13,643,041)           (1,454,525)

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                           53,180,728            25,786,026

End of period2                               $25,786,026           $28,963,600

1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.
2 Includes accumulated net investment loss of $3,183 and $215,561, respectively.



                                                           See notes to
                                                           financial statements.

                                                                              15


----------
FINANCIAL
HIGHLIGHTS
----------

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                            10-31-97        10-31-98        10-31-99        10-31-00      10-31-01     4-30-02 1

----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                      $14.47          $11.63           $8.76          $14.46        $14.02         $9.62
Net investment income (loss)2              (0.07)           0.02           (0.09)          (0.14)        (0.08)        (0.06)
Net realized and unrealized
 gain (loss) on investments                (2.66)          (2.89)           5.79            0.08         (4.32)         1.85
Total from investment
 operations                                (2.73)          (2.87)           5.70           (0.06)        (4.40)         1.79
Less distributions
>From net investment income                     -               -               -           (0.37)            -             -
In excess of net investment income             -               -               -           (0.01)            -             -
>From net realized gain                     (0.11)              -               -               -             -             -
                                           (0.11)              -               -           (0.38)            -             -

Net asset value,
 end of period                            $11.63           $8.76          $14.46          $14.02         $9.62        $11.41
Total return 3 (%)                        (19.03)         (24.68)          65.07           (0.57)       (31.38)        18.61 4

----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                               $21             $15             $33             $23           $12           $14
Ratio of expenses to
 average net assets (%)                     2.06            2.46            2.37            2.06          2.67          2.86 5
Ratio of net investment
 income (loss) to average
 net assets (%)                            (0.49)           0.22           (0.77)          (0.81)        (0.64)        (1.22) 5
Portfolio turnover (%)                       118             230             174             258           448           166


See notes to
financial statements.

16



----------
FINANCIAL
HIGHLIGHTS
----------

CLASS B SHARES


PERIOD ENDED                            10-31-97        10-31-98        10-31-99        10-31-00      10-31-01     4-30-02 1

----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                      $14.20          $11.32           $8.47          $13.89        $13.43         $9.15
Net investment loss 2                      (0.18)          (0.04)          (0.17)          (0.25)        (0.15)        (0.09)
Net realized and unrealized
 gain (loss) on investments                (2.59)          (2.81)           5.59            0.09         (4.13)         1.76
Total from investment
 operations                                (2.77)          (2.85)           5.42           (0.16)        (4.28)         1.67
Less distributions
>From net investment income                     -               -               -           (0.29)            -             -
In excess of net investment income             -               -               -           (0.01)            -             -
>From net realized gain                     (0.11)              -               -               -             -             -
                                           (0.11)              -               -           (0.30)            -             -

Net asset value,
 end of period                            $11.32           $8.47          $13.89          $13.43         $9.15        $10.82
Total return 3 (%)                        (19.67)         (25.18)          63.99           (1.30)       (31.87)        18.25 4

----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                               $17             $13             $37             $29           $14           $15
Ratio of expenses to
 average net assets (%)                     2.76            3.16            3.07            2.77          3.37          3.56 5
Ratio of net investment
 loss to average net assets (%)            (1.19)          (0.48)          (1.47)          (1.51)        (1.36)        (1.92)5
Portfolio turnover (%)                       118             230             174             258           448           166



                                                                                                      See notes to
                                                                                                      financial statements.

                                                                                                                      17


----------
FINANCIAL
HIGHLIGHTS
----------

CLASS C SHARES



PERIOD ENDED                                                            10-31-99 6      10-31-00      10-31-01       4-30-02 1

------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                                                       $9.09          $13.89        $13.43         $9.15
Net investment loss 2                                                      (0.13)         (0.24)         (0.17)        (0.09)
Net realized and unrealized gain
 (loss) on investments                                                      4.93            0.08         (4.11)         1.75
Total from investment
 operations                                                                 4.80           (0.16)        (4.28)         1.66
Less distributions
>From net investment income                                                     -           (0.29)            -             -
In excess of net investment income                                             -           (0.01)            -             -
                                                                               -           (0.30)            -             -

Net asset value,
 end of period                                                            $13.89          $13.43         $9.15        $10.81
Total return 3 (%)                                                         52.81 4         (1.30)       (31.87)        18.14 4

------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                                                                $1              $1           - 7           - 7
Ratio of expenses to
 average net assets (%)                                                     3.14 5          2.77          3.37          3.56 5
Ratio of net investment loss to
 average net assets (%)                                                    (1.76) 5        (1.48)        (1.48)        (1.92) 5
Portfolio turnover (%)                                                       174             258           448           166


1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.
2 Based on the average of the shares outstanding at the end of each month.
3 Assumes dividend reinvestment and does not reflect the effect of sales charges.
4 Not annualized.
5 Annualized.
6 Class C shares began operations on 3-1-99.
7 Less than $500,000.

See notes to
financial statements.

NOTE A
Accounting policies
John Hancock Pacific Basin Equities Fund (the "Fund") is a diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The Fund seeks long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments
Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction.

Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions
Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings
The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2002.

Securities lending
The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on April 30, 2002.

Forward foreign currency exchange contracts
The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction. The Fund had no open forward foreign currency exchange contracts on April 30, 2002.

Federal income taxes
The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $13,936,534 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2009.

Dividends, interest
and distributions
Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, capital gains and repatriation taxes imposed by certain countries in which the Fund invests, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex- dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000. The Adviser has a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for the payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $5,229 with regard to sales of Class A shares. Of this amount, $699 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,287 was paid as sales commissions to unrelated broker-dealers and $3,243 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $2,340 with regard to sales of Class C shares, all of which was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2002, CDSCs received by JH Funds amounted to $20,035 for Class B shares and $916 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo.

The Fund pays monthly transfer agent fee based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions
This listing illustrates the number of shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                          YEAR ENDED 10-31-01           PERIOD ENDED 4-30-02 1
                        SHARES         AMOUNT           SHARES          AMOUNT

--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Sold                 1,924,148    $23,188,386          729,777      $7,578,232
Repurchased         (2,348,182)   (28,626,186)        (745,614)     (7,748,828)
Net decrease          (424,034)   ($5,437,800)         (15,837)      ($170,596)

--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
Sold                   398,606     $4,406,414          326,532      $3,229,522
Repurchased         (1,080,841)   (12,317,177)        (445,678)     (4,407,826)
Net decrease          (682,235)   ($7,910,763)        (119,146)    ($1,178,304)

--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------
Sold                   103,500     $1,182,673          192,065      $1,850,767
Repurchased           (130,058)    (1,477,151)        (200,772)     (1,956,392)
Net decrease           (26,558)     ($294,478)          (8,707)      ($105,625)

--------------------------------------------------------------------------------
NET DECREASE        (1,132,827)  ($13,643,041)        (143,690)    ($1,454,525)
--------------------------------------------------------------------------------

1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

NOTE D
Investment
transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2002, aggregated $42,744,130 and $48,173,687 respectively.

The cost of investments owned at April 30, 2002, including short-term investments, for federal income tax purposes was $24,992,274. Gross unrealized appreciation and depreciation of investments aggregated $3,928,397 and $693,974, respectively, resulting in net unrealized appreciation of $3,234,423. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

-----------
FOR YOUR
INFORMATION
-----------

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER
Nicholas-Applegate Capital Management, L.P.
600 West Broadway
San Diego, California 92101

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

--------------------------------------------------------------------------------
                                                                    HOW TO
On the Internet                     www.jhfunds.com                 CONTACT US
                                                                    ------------
By regular mail                     John Hancock Signature Services, Inc.
                                    1 John Hancock Way, Suite 1000
                                    Boston, MA 02217-1000

By express mail                     John Hancock Signature Services, Inc.
                                    Attn:  Mutual Fund Image Operations
                                    529 Main Street
                                    Charlestown, MA 02129

Customer service representatives    1-800-225-5291

24-hour automated information       1-800-338-8080

TDD line                            1-800-554-6713
--------------------------------------------------------------------------------

[LOGO]      John Hancock
         ------------------
         JOHN HANCOCK FUNDS


1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

----------------------------------
Now available: electronic delivery
www.jhancock.com/funds/edelivery
----------------------------------


This report is for the information of the shareholders of the John Hancock Pacific Basin Equities Fund.

                                                                     580SA  4/02
                                                                            6/02






John Hancock
Consumer
Industries
Fund

SEMI
ANNUAL
REPORT

04.30.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 21


Dear Fellow Shareholders,

The stock market has done nothing to soothe weary investors in 2002. After two years of losses, the stock market remains bogged down again so far this year. Although the economy appears to be emerging from recession, there are real questions about the strength of the recovery and the prospects for corporate earnings. With added pressures resulting from corporate bankruptcies, accounting questions and Middle East tensions, investors have been slow to shed their skeptical mindset. As a result, the major indexes were either flat or down year to date through April 30, 2002, with the Dow Jones Industrial Average returning -0.15% and the Standard & Poor's 500 Index returning -5.80%. Reflecting the technology and telecommunications sectors' continued woes, the tech-heavy Nasdaq Composite Index was down 13.44% in the first four months.

In this turbulent environment, there have been definite winners and losers. Small-cap and midsize companies have done far better than large caps, and even after a two-year run, value stocks have continued to trump growth. Bonds, which outpaced stocks in the last two years, continued to beat the broader stock market, led by corporate bonds.

The stock market's disappointing performance has certainly put investors' long-term investment perspective to the test. But we urge you to stay the course and stick to the investment plan that you have crafted with your investment professional to meet your financial goals. The most important element involves being well diversified. We believe it is the best way to better withstand the market's short-term swings -- from both an investment and an emotional perspective. If your investments are spread broadly among different asset classes -- stocks, bonds and cash -- and various types of each, you stand a better chance of having at least one part of your portfolio doing well at any given moment.

Although being diversified might not prevent you from suffering losses in tough market conditions, it could help mitigate the decline. And you'll be more ready to capture the returns of a group as it comes back into favor. With the economy poised for growth, that could happen sooner rather than later.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
investing primar-
ily in stocks of
companies princi-
pally engaged in
providing goods
and services to
consumers.

Over the last six months

* The stock market was volatile as the economy emerged from recession but investors fretted about a range of issues.

* Consumers kept spending, boosting consumer-related stocks, which outperformed the market.

* The Fund's stakes in retailers and hotels were some of its biggest contributors to performance.

[Bar chart with heading "John Hancock Consumer Industries Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2002." The chart is scaled in increments of 3% with 0% at the bottom and 15% at the top. The first bar represents the 14.60% total return for Class A. The second bar represents the 14.33% total return for Class B. The third bar represents the 14.33% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested.]

Top 10 holdings

 3.1%   Kohl's
 3.0%   Home Depot
 2.8%   Wal-Mart Stores
 2.8%   Ann Taylor
 2.7%   Coach
 2.5%   Procter & Gamble
 2.4%   Nike
 2.4%   Bed Bath & Beyond
 2.4%   Horizon Organic Holdings
 2.4%   Rare Hospitality International

As a percentage of net assets on April 30, 2002.



MANAGERS'
REPORT

BY BERNICE S. BEHAR, CFA, FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Consumer Industries Fund

The last six months were difficult for the stock market, as it dealt with the impact of the September 11 attacks, an economy emerging from a recession, business spending continuing its downtrend and unemployment that increased to 6% -- the highest level since 1994. Despite 11 interest rate cuts by the Federal Reserve throughout 2001, corporate earnings still did not improve. In 2002, the market also focused on the quality of corporate earnings amid the Enron scandal, and also on the level of off-balance-sheet activities. With all the issues of concern, market volatility increased and the broad market made only modest headway in the period, with the Standard & Poor's 500 Index returning 2.31% for the six months ended April 30, 2002.

"The bright spot in the
 economy continued to
 be the consumer."

The bright spot in the economy continued to be the consumer. Consumer spending remained resilient, boosted by the interest-rate cuts along with interest-free financing in the durable goods arena. Consumer confidence had also risen by the end of the year despite the unemployment figures. Importantly, the housing market stayed robust, with ongoing increases in new housing orders.

FUND PERFORMANCE

For the period ended April 30, 2002, John Hancock Consumer Industries Fund's Class A, Class B, and Class C shares posted total returns of 14.60%, 14.33%, and 14.33%, respectively, at net asset value. That compared with the 12.56% return of the average specialty/miscellaneous fund according to Lipper Inc.1

The Fund was overweighted in defensive industries such as restaurants, consumer staples and the dollar stores as the period began. In the wake of September 11, Americans spent much of their time in late 2001 in and around their homes, and this "cocooning" effect helped consumer staples, restaurants and home improvement and home furnishings stocks.

[A photo of Bernice Behar flush right next to first paragraph.]

STRATEGY REVIEW

The Fund seeks long-term growth of capital by investing in the stocks of companies that produce or distribute goods and services to consumers. This includes not only traditional consumer stocks -- such as food and beverage makers, retailers and home product companies -- but also media, health-care and financial services stocks.

RESTAURANTS SIZZLE; RETAILERS STRONG

One of our top-performing industries was restaurants. Stocks such as McDonald's, Rare Hospitality and Darden benefited from lower media costs and marketing promotions to drive customer traffic, as consumers traveled less.

"Our large stake in
 retailers also served
 us well."

Our large stake in retailers also served us well. For most of the period, inventories at the specialty retailers were down or flat from the prior year as the result of the economic slowdown and less consumer discretionary spending. Specialty retailers such as Ann Taylor and Abercrombie & Fitch did the best job of prudent inventory control, leading them to be some of our top performers. In this environment, discount retailers such as Fred's and Family Dollar Stores benefited from lower prices at manufacturers' closeout sales. We avoided the department stores, except for Kohl's, because of their markdown risks due to excess inventory positions in the fourth quarter. We like Kohl's because they are increasing their market share and have made value for their consumers their core competency. The home furnishing retailers also were strong performers. This included AC Moore and Bed Bath & Beyond. Within the broad retail group we have increased our AC Moore and Ann Taylor positions.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Retail 64%, the second is Food 7%, the third Medical 4%, the fourth Finance 4%, and the fifth Cosmetics & personal care 4%.]

HOTELS SHINE

Our overweighting in hotels compared with our benchmark Goldman Sachs Consumer Industries Index contributed to performance during the period. After September 11 and the subsequent decline in travel, hotel chains such as Starwood Hotel & Resorts and Fairmont Hotel reduced revenue and earnings estimates drastically. However, given the very low revenue and earnings guidance, lower interest expense on the variable rate debt, and the supply constraints on the industry, the performance of this industry went beyond the original "doom and gloom" expectations.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-02." The chart is divided into two sections (from top to left): Common stocks 96% and Short-term investments & other 4%.]

MEDIA, INTERNET SOFTWARE DETRACT

Our biggest media exposure was Adelphia Communications and it was also one of our biggest disappointments. The stock sold off after the revelation of off-balance-sheet activities worth $2.3 billion from family partnerships coguaranteed by Adelphia. Immediately thereafter, we sold our entire position.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Starwood Hotels & Resorts followed by an up arrow with the phrase "Exceeds market's post 9-11 expectations." The second listing is Fred's followed by an up arrow with the phrase "Strong environment for discount retailers." The third listing is WebEx followed by a down arrow with the phrase "Lack of tech spending hurts software group ."]

Our stakes in Internet software and services stocks also held us back, as corporate spending on technology continues to be almost nonexistent and pricing competition has resulted in lower average selling prices. One of our biggest detractors was videoconferencing company WebEx Communications, whose results were solid, but whose stock was punished for not meeting market expectations. We have reduced our holdings in this area.

OUTLOOK

In anticipation of a gradually improving economy, we have taken some profits from our top defensive names such as Home Depot, Wal-Mart and Family Dollar Stores. We have positioned the portfolio to be less defensive, as corporate earnings are expected to rebound in the latter part of the year and industrial production is expected to increase. In addition, we have increased our positions in existing holdings that have a higher growth potential. Many of these are smaller companies in which we have strong convictions and are comfortable with the company's fundamentals and market position, such as Coach, Nike and Columbia Sportswear.

"...we remain very positive
 about the prospects for
 an ongoing stable
 environment for
 consumer spending..."

On balance we remain very positive about the prospects for an ongoing stable environment for consumer spending, and the support that lends to consumer-related stocks.


This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2002

The index used for
comparison is the
Standard & Poor's
500 Index, an unman-
aged index that
includes 500 widely
traded common stocks.

It is not possible to
invest in an index.

                               Class A      Class B      Class C        Index
Inception date                  3-1-01       3-1-01       3-1-01           --

Average annual returns with maximum sales charge (POP)
One year                        -3.60%       -4.10%       -1.09%      -12.62%
Since inception                 -2.70%       -2.32%        0.26%      -10.20%

Cumulative total returns with maximum sales charge (POP)
Six months                       8.85%        9.33%       12.19%        2.31%
One year                        -3.60%       -4.10%       -1.09%      -12.62%
Since inception                 -3.14%       -2.70%        0.30%      -11.79%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Consumer Industries Fund, before sales charge, and is equal to $10,199 as of April 30, 2002. The second line represents the value of the same hypothetical investment made in the John Hancock Consumer Industries Fund, after sales charge, and is equal to $9,686 as of April 30, 2002. The third line represents the Index and is equal to $8,821 as of April 30, 2002.

                                    Class B      Class C 1
Period beginning                     3-1-01       3-1-01
Without sales charge                $10,130      $10,130
With maximum sales charge            $9,341      $10,029
Index                                $8,821       $8,821

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2002
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


SHARES  ISSUER                                                                                             VALUE
COMMON STOCKS 96.49%                                                                                  $2,946,325
(Cost $2,634,395)

Beverages 0.91%                                                                                          $27,755
  500   Coca-Cola Co.                                                                                     27,755

Computers 1.05%                                                                                           31,968
  800   Adobe Systems, Inc.                                                                               31,968

Cosmetics & Personal Care 3.58%                                                                          109,256
  900   Estee Lauder Cos., Inc. (Class A)                                                                 32,535
  850   Procter & Gamble Co.                                                                              76,721

Diversified Operations 0.94%                                                                              28,784
1,600   Cendant Corp.*                                                                                    28,784

Finance 4.30%                                                                                            131,180
1,000   Citigroup, Inc.                                                                                   43,300
1,500   Concord EFS, Inc.*                                                                                48,885
1,100   MBNA Corp.                                                                                        38,995

Food 6.72%                                                                                               205,269
  700   American Italian Pasta Co. (Class A)*                                                             34,818
  700   Dreyer's Grand Ice Cream, Inc.                                                                    32,662
4,250   Horizon Organic Holding Corp.*                                                                    73,865
1,400   United Natural Foods, Inc.*                                                                       33,530
  650   Whole Foods Market, Inc.*                                                                         30,394

Media 1.96%                                                                                               59,992
1,900   Disney (Walt) Co.                                                                                 44,042
1,100   Entravision Communications Corp. (Class A)*                                                       15,950

Medical 4.47%                                                                                            136,560
1,000   Johnson & Johnson                                                                                 63,860
2,000   Pfizer, Inc.                                                                                      72,700

Real Estate Investment Trust 3.16%                                                                        96,600
1,400   Fairmont Hotels & Resorts, Inc. (Canada)                                                          39,900
1,500   Starwood Hotels & Resorts Worldwide, Inc.                                                         56,700

Retail 63.62%                                                                                          1,942,632
  933   99 Cents Only Stores*                                                                             28,998
1,100   A.C. Moore Arts & Crafts, Inc.*                                                                   50,666
1,950   AnnTaylor Stores Corp.*                                                                           84,766
1,000   Applebee's International, Inc.                                                                    39,040
  800   AutoZone, Inc.*                                                                                   60,800
2,000   Bed Bath & Beyond, Inc.*                                                                          74,340
1,000   CDW Computer Centers, Inc.*                                                                       54,800
1,450   Coach, Inc.*                                                                                      81,200
  500   Columbia Sportswear Co.*                                                                          18,900
  850   Costco Wholesale Corp.                                                                            34,170
1,650   Darden Restaurants, Inc.                                                                          65,835
1,600   Duane Reade, Inc.*                                                                                50,800
  800   Ethan Allen Interiors, Inc.                                                                       32,968
2,000   Family Dollar Stores, Inc.                                                                        69,200
1,800   Fred's, Inc.                                                                                      70,064
1,300   Furniture Brands International, Inc.*                                                             53,079
1,250   Genesco, Inc.*                                                                                    34,812
2,000   Home Depot, Inc.                                                                                  92,740
3,000   Hot Topic, Inc.*                                                                                  67,680
1,300   Kohl's Corp.*                                                                                     95,810
1,000   Lowe's Cos., Inc.                                                                                 42,290
1,600   Office Depot, Inc.*                                                                               30,624
1,600   O'Reilly Automotive, Inc.*                                                                        51,824
  550   Panera Bread Co.*                                                                                 36,889
2,600   RARE Hospitality International, Inc.*                                                             72,800
1,300   Ryan's Family Steak Houses, Inc.*                                                                 34,060
3,400   Staples, Inc.*                                                                                    67,898
2,300   Starbucks Corp.*                                                                                  52,486
1,400   TJX Cos., Inc.                                                                                    61,012
1,500   Target Corp.                                                                                      65,475
2,100   Too, Inc.*                                                                                        63,315
  550   Tricon Global Restaurants, Inc. *                                                                 34,683
2,550   Tweeter Home Entertainment Group, Inc.*                                                           42,101
1,550   Wal-Mart Stores, Inc.                                                                             86,583
1,800   West Marine, Inc.*                                                                                39,924

Schools / Education 1.32%                                                                                 40,257
1,050   Apollo Group, Inc. (Class A)*                                                                     40,257

Shoes & Related Apparel 2.45%                                                                             74,662
1,400   Nike, Inc. (Class B)                                                                              74,662

Soap & Cleaning Preparations 2.01%                                                                        61,410
  600   Church & Dwight Co., Inc.                                                                         17,160
1,000   Clorox Co.                                                                                        44,250



                                                                          INTEREST    PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                        RATE       (000s OMITTED)        VALUE
SHORT-TERM INVESTMENTS 2.13%                                                                             $65,000
(Cost $65,000)

Joint Repurchase Agreement 2.13%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 04-30-02,
due 05-01-02 (Secured by U.S. Treasury Inflation
Indexed Notes 3.500% thru 3.875%,
due 01-15-09 thru 01-15-11)                                               1.88%        $65                65,000

TOTAL INVESTMENTS 98.62%                                                                              $3,011,325

OTHER ASSETS AND LIABILITIES, NET 1.38%                                                                  $42,291

TOTAL NET ASSETS 100.00%                                                                              $3,053,616


* Non-income producing security.

  Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
and the maximum
offering price per
share.

ASSETS
Investments at value (cost $2,699,395)                             $3,011,325
Cash                                                                      631
Receivable for investment sold                                         62,697
Dividends and interest receivable                                         622
Receivable from affilates                                               4,477
Other assets                                                               11

Total assets                                                        3,079,763

LIABILITIES
Payable for investments purchased                                      18,345
Other payables and accrued expenses                                     7,802

Total liabilities                                                      26,147

NET ASSETS
Capital paid-in                                                     2,991,594
Accumulated net realized loss on investments                         (238,491)
Net unrealized appreciation of investments                            311,930
Accumulated net investment loss                                       (11,417)

Net assets                                                         $3,053,616

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($2,992,856 [DIV] 294,000 shares)                              $10.18
Class B ($30,380 [DIV] 3,000 shares)                                   $10.13
Class C ($30,380 [DIV] 3,000 shares)                                   $10.13

MAXIMUM OFFERING PRICE PER SHARE
Class A ($10.18 [DIV] 95%)                                             $10.72
Class C ($10.13 [DIV] 99%)                                             $10.23

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2002
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends                                                              $9,649
Interest (including securities lending income of $705)                  1,730

Total investment income                                                11,379

EXPENSES
Investment management fee                                              12,426
Class A distribution and service fee                                    4,299
Class B distribution and service fee                                      115
Class C distribution and service fee                                      115
Custodian fee                                                          10,557
Auditing fee                                                            4,959
Printing                                                                3,870
Registration and filing fee                                             1,730
Accounting and legal services fee                                         309
Transfer agent fee                                                         98
Trustees' fee                                                              86
Miscellaneous                                                              32
Legal fee                                                                  27

Total expenses                                                         38,623
Less expense reductions                                               (15,828)

Net expenses                                                           22,795

Net investment loss                                                   (11,416)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                      (78,516)
Change in net unrealized appreciation (depreciation)
  of investments                                                      478,872

Net realized and unrealized gain                                      400,356

Increase in net assets from operations                               $388,940

1 Semiannual period 11-1-01 through 4-30-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.

                                                     PERIOD          PERIOD
                                                      ENDED           ENDED
                                                   10-31-01 1       4-30-02 2

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                ($2,983)        ($11,416)

Net realized loss                                 (159,975)         (78,516)
Change in net unrealized
  appreciation (depreciation)                     (166,942)         478,872

Increase (decrease) in net assets
  resulting from operations                       (329,900)         388,940

Distributions to shareholders
From net investment income
Class A                                                 --           (5,424)
                                                        --           (5,424)

From fund share transactions                     3,000,000               --

NET ASSETS
Beginning of period                                     --        2,670,100

End of period 3                                 $2,670,100       $3,053,616

1 Inception period from 3-1-01 through 10-31-01.

2 Semiannual period 11-1-01 through 4-30-02. Unaudited.

3 Includes undistributed net investment income of $5,423 and accumulated net investment loss of $11,417, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-01 1   4-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $8.90
Net investment loss 3                                    (0.01)      (0.04)
Net realized and unrealized
  gain (loss) on investments                             (1.09)       1.34
Total from
  investment operations                                  (1.10)       1.30
Less distributions
From net investment income                                  --       (0.02)
Net asset value,
  end of period                                          $8.90      $10.18
Total return 4,5 (%)                                    (11.00) 6    14.60 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $3          $3
Ratio of expenses to
  average net assets (%)                                  1.55 7      1.55 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             3.04 7      2.63 7
Ratio of net investment loss
  to average net assets (%)                              (0.14) 7    (0.77) 7
Portfolio turnover (%)                                     121         103

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-01 1   4-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $8.86
Net investment loss 3                                    (0.06)      (0.06)
Net realized and unrealized
  gain (loss) on investments                             (1.08)       1.33
Total from
  investment operations                                  (1.14)       1.27
Net asset value,
  end of period                                          $8.86      $10.13
Total return 4,5 (%)                                    (11.40) 6    14.33 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9        -- 9
Ratio of expenses to
  average net assets (%)                                  2.25 7      2.04 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             3.74 7      3.12 7
Ratio of net investment loss
  to average net assets (%)                              (0.84) 7    (1.26) 7
Portfolio turnover (%)                                     121         103

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-01 1   4-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $8.86
Net investment loss 3                                    (0.06)      (0.06)
Net realized and unrealized
  gain (loss) on investments                             (1.08)       1.33
Total from investment
  operations                                             (1.14)       1.27
Net asset value,
  end of period                                          $8.86      $10.13
Total return 4,5 (%)                                    (11.40) 6    14.33 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9        -- 9
Ratio of expenses to
  average net assets (%)                                  2.25 7      2.04 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             3.74 7      3.12 7
Ratio of net investment loss
  to average net assets (%)                              (0.84)7     (1.26)7
Portfolio turnover (%)                                     121         103

1 Class A, Class B, and Class C shares began operations on 3-1-01.

2 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

3 Based on the average of the shares outstanding at the end of each month.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Consumer Industries Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned as of April 30, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $114,047 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2009.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.80% of the next $500,000,000 and (c) 0.75% in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.25% of the Fund's average daily net assets, at least until February 28, 2003. Accordingly, the expense reduction amounted to $15,828 for the period ended April 30, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2002, JH Funds received no net up-front sales charges with regard to sales of Class A or Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2002, CDSCs received by JH Funds amounted to $816 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"), an indirect parent of the Adviser. The Fund pays monthly transfer agent fee based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest of the Fund on April 30, 2002.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of shares sold during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                  PERIOD ENDED 10-31-01 1     PERIOD ENDED 4-30-02 2
                  SHARES         AMOUNT          SHARES     AMOUNT
CLASS A SHARES
Sold             294,000     $2,940,000              --         --
Net increase     294,000     $2,940,000              --         --

CLASS B SHARES
Sold               3,000        $30,000              --         --
Net increase       3,000        $30,000              --         --

CLASS C SHARES
Sold               3,000        $30,000              --         --
Net increase       3,000        $30,000              --         --

NET INCREASE     300,000     $3,000,000              --         --

1 Inception period from 3-1-01 through 10-31-01.

2 Semiannual period from 11-1-01 through 4-30-02. Unaudited.


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2002, aggregated $2,906,254 and $2,961,348 respectively.

The cost of investments owned at April 30, 2002, including short-term investments for federal income tax purposes was $2,700,998. Gross unrealized appreciation and depreciation of investments aggregated $348,842 and $38,515, respectively, resulting in net unrealized appreciation of $310,327. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Consumer Industries Fund.

710SA  4/02
       6/02






John Hancock
Biotechnology
Fund

SEMI
ANNUAL
REPORT

4.30.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 10

For your information
page 21



Dear Fellow Shareholders,

The stock market has done nothing to soothe weary investors in 2002. After two years of losses, the stock market remains bogged down again so far this year. Although the economy appears to be emerging from recession, there are real questions about the strength of the recovery and the prospects for corporate earnings. With added pressures resulting from corporate bankruptcies, accounting questions and Middle East tensions, investors have been slow to shed their skeptical mindset. As a result, the major indexes were either flat or down year to date through April 30, 2002, with the Dow Jones Industrial Average returning -0.15% and the Standard & Poor's 500 Index returning -5.80%. Reflecting the technology and telecommunications sectors' continued woes, the tech-heavy Nasdaq Composite Index was down 13.44% in the first four months.

In this turbulent environment, there have been definite winners and losers. Small-cap and midsize companies have done far better than large caps, and even after a two-year run, value stocks have continued to trump growth. Bonds, which outpaced stocks in the last two years, continued to beat the broader stock market, led by corporate bonds.

The stock market's disappointing performance has certainly put investors' long-term investment perspective to the test. But we urge you to stay the course and stick to the investment plan that you have crafted with your investment professional to meet your financial goals. The most important element involves being well diversified. We believe it is the best way to better withstand the market's short-term swings -- from both an investment and an emotional perspective. If your investments are spread broadly among different asset classes -- stocks, bonds and cash -- and various types of each, you stand a better chance of having at least one part of your portfolio doing well at any given moment.

Although being diversified might not prevent you from suffering losses in tough market conditions, it could help mitigate the decline. And you'll be more ready to capture the returns of a group as it comes back into favor. With the economy poised for growth, that could happen sooner rather than later.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
investing primarily
in stocks of U.S.
and foreign
companies princi-
pally engaged
in research,
development and
manufacture of
various biotech-
nology products,
services and
processes.

Over the last six months

* A string of difficulties led to poor performance by biotech stocks and the Fund.

* The broad nature of the biotech sell-off hurt even the most successful, well-managed companies.

* Mergers and acquisitions provided the only bright spots.

[Bar chart with heading "John Hancock Biotechnology Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2002." The chart is scaled in increments of 10% with -30% at the bottom and 0% at the top. The first bar represents the -27.01% total return for Class A. The second bar represents the -27.22% total return for Class B. The third bar represents the -27.22% total return for Class
C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 8.3%   Amgen
 6.5%   IDEC Pharmaceuticals
 5.4%   Gilead Sciences
 4.8%   Cephalon
 4.7%   Genzyme
 3.5%   Charles River Laboratories International
 3.3%   Genentech
 3.2%   Scios
 3.1%   OSI Pharmaceuticals
 3.1%   Millennium Pharmaceuticals

As a percentage of net assets on April 30, 2002.



MANAGER'S
REPORT

BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

John Hancock
Biotechnology Fund

In the world of biotechnology, the inherent risks of new product development, challenging valuation issues and reliance on capital markets for funding make the sector one of the most volatile of the stock market. And clearly the past six months were no exception, with most biotech stocks initially posting handsome gains, but ultimately retreating into negative territory by the end of April.

In November and December 2001, biotech stocks were some of the stock market's best performers. A flurry of merger-and-acquisition activity among biotech companies -- punctuated by Amgen's planned acquisition of Immunex -- focused investors' attention on the sector and helped lift biotech stock prices.

"...so far this year,
 biotech stocks have
 encountered a string of
 difficulties..."

But so far this year, biotech stocks have encountered a string of difficulties, mainly characterized by a lack of positive news and some negative developments. The trouble began late last year when the FDA declined to consider ImClone's proposed cancer drug, Erbitux, causing investors to sour on Bristol-Myers Squibb's partnership with the company. Furthermore, a number of clinical trials met with disappointing results, some experimental drugs in late-stage testing suffered setbacks and others met with unfavorable FDA decisions. The news on the economy also played a role. Increased hopes for an economic recovery prompted investors to seek out those sectors of the market that had the most to gain, such as basic materials and consumer stocks.

PERFORMANCE AND STRATEGY REVIEW

For the six months ended April 30, 2002, John Hancock Biotechnology Fund's Class A, Class B and Class C shares had total returns of
-27.01%, -27.22% and -27.22%, respectively, at net asset value.
During the same period, the more broadly diversified average health/biotechnology objective fund had a total return of -9.90%, according to Lipper, Inc.1, while the Standard & Poor's Index returned 2.31%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions.

[A photo of Linda Miller flush right next to first paragraph.]

The Fund's relative underperformance stemmed from its narrow investment focus on biotech stocks. Rather than straying from our investment objective -- either by investing in companies outside the biotech industry or building up a large amount of cash -- we stuck to our discipline, keeping at least an 80% stake in biotech companies at all times.

FEW PLACES TO HIDE

The battering that biotech stocks took during the past six months was widespread, and even some of the most promising, well-managed companies weren't able to escape the many crosscurrents that put pressure on the sector.

"...we stuck to our disci-
 pline, keeping at least an
 80% stake in biotech
 companies at all times."

Amgen, the world's largest biotechnology company and one of our top holdings, performed poorly during the period despite some very positive developments. The company had a relatively healthy number of new drugs in the pipeline and enjoyed better-than-expected sales growth for its arthritis, anemia and infection-fighting drugs. However, investors punished Amgen's stock when the company warned that higher sales may not translate into better profits because research and marketing costs are expected to increase later this year after its planned acquisition of Immunex Corp.

The relative unpopularity of biotech stocks was the main reason why Gilead Sciences performed poorly, despite enjoying strong growth in demand for Viread, the once-daily pill that combats the HIV virus that causes AIDS. The same was true for Cephalon, which enjoyed strong sales from its treatment for narcolepsy (excessive daytime sleepiness).

IDEC Pharmaceuticals essentially fell victim to bouts of profit taking, as investors locked in gains they had achieved last year. Despite its recent disappointing stock performance, IDEC has emerged as the leader in a race to develop its first radioactive drug, called Zevalin, the first of a new class of drugs that zero in on cancer cells and zap them with a deadly dose of radiation. Genzyme lost ground mainly due to operational issues, even as its sales of Renagel, the company's drug to support kidney dialysis patients, met with huge success.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-02." The chart is divided into two sections (from top to left): Common stocks 96%, and Short-term investments 4%.]

BRIGHT SPOTS

In order to buck the trend going against biotech stocks during the past six months, a company had to have some really good news to share with investors. And in a large majority of cases, that good news came in the form of merger and acquisition activity.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Amgen followed by a down arrow with the phrase "Operational issues curtail earnings." The second listing is Gilead Sciences followed by a down arrow with the phrase "Hurt by investor shift away from biotech stocks." The third listing is Aviron followed by an up arrow with the phrase "Acquired by MedImmune."]

Our holdings in Aviron, for example, performed quite well when that company decided to pair up with MedImmune. Scios also performed well thanks to the success of Natrecor, a treatment for heart failure that generated better-than-expected revenues.

"...we wouldn't be surprised
 to see more volatility among
 biotech stocks for the bal-
 ance of the year."

OUTLOOK

Our long-term outlook for biotech stocks is quite optimistic. The aging population is driving demand for more and better drugs and new therapies. At the same time, the mapping of the human genome has given rise to new possibilities ranging from research focused on predicting disease susceptibility to finding cures in fields such as cancer and cardiovascular disease.

As compelling as the long-term potential is, we wouldn't be surprised to see more volatility among biotech stocks for the balance of the year. Investors will have to digest the many mergers and acquisitions that have taken place, and the economic backdrop also will play a role, because a more modest rebound will likely moderate biotech company earnings and profits.


This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2002

The index used for
comparison is the
Standard & Poor's 500
Index, Index 1, an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Nasdaq
Biotechnology Index,
Index 2, an unman
aged index that
represents the largest
and most actively
traded Nasdaq biotech
nology stocks.

It is not possible to
invest in an index.

                              Class A      Class B      Class C      Index 1
Inception date                 3-1-01       3-1-01       3-1-01           --

Average annual returns with maximum sales charge (POP)
One year                       -33.33%      -33.81%      -31.71%      -12.62%
Since inception                -30.21%      -30.06%      -28.18%      -10.20%

Cumulative total returns with maximum sales charge (POP)
Six months                     -30.66%      -30.86%      -28.71%        2.31%
One year                       -33.33%      -33.81%      -31.71%      -12.62%
Since inception                -34.22%      -34.05%      -31.98%      -11.79%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 1 and is equal to $8,821 as of April 30, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Biotechnology Fund, before sales charge, and is equal to $6,927 as of April 30, 2002. The third line represents Index 2 and is equal to $6,769 as of April 30, 2002. The fourth line represents the value of the same hypothetical $10,000 investment made in the John Hancock Biotechnology Fund, after sales charge, and is equal to $6,579 as of April 30, 2002.

                                    Class B      Class C
Period beginning                     3-1-01       3-1-01
Without sales charge                 $6,870       $6,870
With maximum sales charge            $6,595       $6,801
Index 1                              $8,821       $8,821
Index 2                              $6,769       $6,769

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2002
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


SHARES   ISSUER                                                                    VALUE
COMMON STOCKS 95.78%                                                               $12,205,269
(Cost $15,095,206)

Biotechnology -- Medical 95.78%                                                    $12,205,269
17,000   Abgenix, Inc.*                                                                239,870
 7,000   Affymetrix, Inc.*                                                             177,590
13,000   Alkermes, Inc.*                                                               261,820
20,000   Amgen, Inc.*                                                                1,057,600
17,500   Applied Molecular Evolution, Inc.*                                            130,900
 3,500   Biogen, Inc.*                                                                 152,145
10,000   Cell Therapeutics, Inc.*                                                      124,200
10,500   Cephalon, Inc.*                                                               615,720
15,000   Charles River Laboratories International, Inc.*                               449,250
 4,500   Chiron Corp.*                                                                 182,115
20,000   Corvas International, Inc.*                                                    62,800
 7,000   CV Therapeutics, Inc.*                                                        202,580
14,000   Emisphere Technologies, Inc.*                                                 214,480
 9,500   Enzon, Inc.*                                                                  353,780
13,000   Exelixis, Inc.*                                                               128,700
12,000   Genentech, Inc.*                                                              426,000
27,000   Genta, Inc.*                                                                  362,799
14,500   Genzyme Corp.*                                                                593,630
22,000   Gilead Sciences, Inc.*                                                        684,640
13,000   Human Genome Sciences, Inc.*                                                  204,620
15,000   IDEC Pharmaceuticals Corp.*                                                   824,250
13,000   InterMune, Inc.*                                                              347,750
19,000   Isis Pharmaceuticals, Inc.*                                                   240,540
12,000   Ligand Pharmaceuticals, Inc. (Class B)*                                       186,840
21,000   Medarex, Inc.*                                                                212,940
11,000   MedImmune, Inc.*                                                              367,400
13,000   MGI Pharma, Inc.*                                                              94,640
20,000   Millennium Pharmaceuticals, Inc.*                                             399,200
10,000   Myriad Genetics, Inc.*                                                        237,600
10,500   Neurocrine Biosciences, Inc.*                                                 345,345
11,000   NPS Pharmaceuticals, Inc.*                                                    327,910
12,500   OSI Pharmaceuticals, Inc.*                                                    399,625
10,000   Regeneron Pharmaceuticals, Inc.*                                              206,500
12,000   SangStat Medical Corp.*                                                       279,600
13,000   Scios, Inc.*                                                                  402,090
16,000   SICOR, Inc.*                                                                  283,520
11,000   Tularik, Inc.*                                                                126,500
14,000   Vertex Pharmaceuticals, Inc.*                                                 297,780


                                                      INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                        RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 21.22%                                                       $2,703,461
(Cost $2,703,461)

Joint Repurchase Agreement 3.59%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 04-30-02,
due 05-01-02 (Secured by U.S. Treasury Inflation
Indexed Notes, 3.50% through 3.875%, due 01-15-09
thru 01-15-11)                                           1.88%           $457         457,000


                                                                    NUMBER OF
                                                                       SHARES
Cash Equivalents 17.63%
AIM Cash Investment Trust**                                         2,246,461       2,246,461

TOTAL INVESTMENTS 117.00%                                                         $14,908,730

OTHER ASSETS AND LIABILITIES, NET (17.00%)                                        ($2,166,203)

TOTAL NET ASSETS 100.00%                                                          $12,742,527

 * Non-income producing security.

** Represents investment of security lending collateral.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $17,798,667)                           $14,908,730
Cash                                                                        2
Receivable for investments sold                                       207,519
Interest receivable                                                        24
Other assets                                                               46

Total assets                                                       15,116,321

LIABILITIES
Payable for investments purchased                                      85,344
Payable for shares repurchased                                         27,480
Payable for securities on loan                                      2,246,461
Payable to affiliates                                                   3,050
Other payables and accrued expenses                                    11,459

Total liabilities                                                   2,373,794

NET ASSETS
Capital paid-in                                                    17,665,128
Accumulated net realized loss on investments                       (1,908,208)
Net unrealized depreciation of investments                         (2,889,937)
Accumulated net investment loss                                      (124,456)

Net assets                                                        $12,742,527

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($5,396,857 [DIV] 780,316 shares)                               $6.92
Class B ($5,226,576 [DIV] 761,237 shares)                               $6.87
Class C ($2,119,094 [DIV] 308,638 shares)                               $6.87

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($6.92 [DIV] 95%)                                             $7.28
Class C ($6.87 [DIV] 99%)                                               $6.94

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2002
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also shows
net gains (losses)
for the period
stated.

INVESTMENT INCOME
Security lending income                                               $11,967
Interest                                                                7,218
Dividends                                                                 618

Total investment income                                                19,803

EXPENSES
Investment management fee                                              65,247
Class A distribution and service fee                                    9,638
Class B distribution and service fee                                   27,955
Class C distribution and service fee                                   12,417
Transfer agent fee                                                     30,704
Registration and filing fee                                            28,753
Auditing fee                                                            9,918
Custodian fee                                                           8,463
Printing                                                                6,768
Accounting and legal services fee                                       1,535
Miscellaneous                                                             611
Advisory board                                                            545
Trustees' fee                                                             444
Legal fee                                                                 126

Total expenses                                                        203,124
Less expense reductions                                               (58,868)

Net expenses                                                          144,256

Net investment loss                                                  (124,453)

REALIZED AND UNREALIZED LOSS

Net realized loss on investments                                   (1,714,256)
Change in net unrealized appreciation
  (depreciation) of investments                                    (2,959,094)

Net realized and unrealized loss                                   (4,673,350)

Decrease in net assets from operations                            ($4,797,803)

1 Semiannual period from 11-1-01 through 4-30-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.

                                                    PERIOD           PERIOD
                                                     ENDED            ENDED
                                                  10-31-01 1        4-30-02 2
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                               ($73,288)       ($124,453)
Net realized loss                                 (193,952)      (1,714,256)
Change in net unrealized
  appreciation (depreciation)                       69,157       (2,959,094)

Decrease in net assets resulting
  from operations                                 (198,083)      (4,797,803)

Distributions to shareholders
From net investment income
Class A                                                 --           (7,371)

From fund share transactions                    12,107,263        5,638,521

NET ASSETS
Beginning of period                                     --       11,909,180

End of period 3                                $11,909,180      $12,742,527

1 Inception period from 3-1-01 through 10-31-01.

2 Semiannual period from 11-1-01 through 04-30-02. Unaudited.

3 Includes undistributed net investment income of $7,368 and accumulated net investment loss of $124,456, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-01 1  04-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $9.49
Net investment loss 3                                    (0.07)      (0.07)
Net realized and unrealized loss on investments          (0.44)      (2.49)
Total from investment operations                         (0.51)      (2.56)
Less distributions
From net investment income                                  --       (0.01)
Net asset value, end of period                           $9.49       $6.92
Total return 4,5 (%)                                     (5.10) 6   (27.01) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6          $5
Ratio of expenses to average net assets (%)               1.60 7      1.60 7
Ratio of adjusted expenses to average net assets 8 (%)    4.34 7      2.41 7
Ratio of net investment loss to average net assets (%)   (1.15) 7    (1.33) 7
Portfolio turnover (%)                                      63          47

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-01 1  04-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $9.44
Net investment loss 3                                    (0.13)      (0.09)
Net realized and unrealized loss on investments          (0.43)      (2.48)
Total from investment operations                         (0.56)      (2.57)
Net asset value, end of period                           $9.44       $6.87
Total return 4,5 (%)                                     (5.60) 6   (27.22) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4          $5
Ratio of expenses to average net assets (%)               2.30 7      2.30 7
Ratio of adjusted expenses to average net assets 8 (%)    5.05 7      3.11 7
Ratio of net investment loss to average net assets (%)   (2.01) 7    (2.03) 7
Portfolio turnover (%)                                      63          47

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-01 1  04-30-02 2
PPER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $9.44
Net investment loss 3                                    (0.13)      (0.09)
Net realized and unrealized loss on investments          (0.43)      (2.48)
Total from investment operations                         (0.56)      (2.57)
Net asset value, end of period                           $9.44       $6.87
Total return 4,5 (%)                                     (5.60) 6   (27.22) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2          $2
Ratio of expenses to average net assets (%)               2.30 7      2.30 7
Ratio of adjusted expenses to average net assets 8 (%)    5.05 7      3.11 7
Ratio of net investment loss to average net assets (%)   (2.07) 7    (2.03) 7
Portfolio turnover (%)                                      63          47

1 Class A, Class B and Class C shares began operations on 3-1-01.

2 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

3 Based on the average of the shares outstanding at the end of each month.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Biotechnology Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2002, the Fund loaned securities having a market value of $2,202,413 collateralized by cash in the amount of $2,246,461. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $139,642 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2009.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.85% of the next $500,000,000 and (c) 0.80% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.30% of the Fund's average daily net assets, at least until February 28, 2003. Accordingly, the expense reduction amounted to $58,868 for the period ended April 30, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $36,347 with regard to sales of Class A shares. Of this amount, $5,352 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $27,634 was paid as sales commissions to unrelated broker-dealers and $3,361 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $6,832 with regard to sales of Class C shares. Of this amount, $6,813 was paid as sales commissions to unrelated broker-dealers and $19 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the period April 30, 2002, CDSCs received by JH Funds amounted to $18,321 for Class B shares and $221 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on developments in the biotechnology industry, for which the Fund pays the advisory board a fee.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest in the Fund on April 30, 2002.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.
                           PERIOD ENDED 10-31-01 1     PERIOD ENDED 4-30-02 2
                           SHARES         AMOUNT      SHARES         AMOUNT
CLASS A SHARES
Sold                      665,816     $6,459,423     253,444     $2,368,519
Distributions reinvested       --             --         389          3,952
Repurchased               (52,690)      (506,142)    (86,643)      (766,544)
Net increase              613,126     $5,953,281     167,190     $1,605,927

CLASS B SHARES
Sold                      487,491     $4,643,759     486,847     $4,557,373
Repurchased               (84,873)      (761,602)   (128,228)    (1,140,884)
Net increase              402,618     $3,882,157     358,619     $3,416,489

CLASS C SHARES
Sold                      250,608     $2,342,919      75,442       $694,565
Repurchased                (8,142)       (71,094)     (9,270)       (78,460)
Net increase              242,466     $2,271,825      66,172       $616,105

NET INCREASE            1,258,210    $12,107,263     591,981     $5,638,521

1 Inception period from 3-1-01 through 10-31-01.

2 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2002, aggregated $11,418,912 and $6,276,942, respectively.

The cost of investments owned at April 30, 2002, including short-term investments, for federal income tax purposes was $17,806,123. Gross unrealized appreciation and depreciation of investments aggregated $147,474 and $3,044,867, respectively, resulting in net unrealized depreciation of $2,897,393. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Biotechnology Fund.

730SA  4/02
       6/02






John Hancock
Communications
Fund

SEMI
ANNUAL
REPORT

04.30.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 10

For your information
page 21


Dear Fellow Shareholders,

The stock market has done nothing to soothe weary investors in 2002. After two years of losses, the stock market remains bogged down again so far this year. Although the economy appears to be emerging from recession, there are real questions about the strength of the recovery and the prospects for corporate earnings. With added pressures resulting from corporate bankruptcies, accounting questions and Middle East tensions, investors have been slow to shed their skeptical mindset. As a result, the major indexes were either flat or down year to date through April 30, 2002, with the Dow Jones Industrial Average returning -0.15% and the Standard & Poor's 500 Index returning -5.80%. Reflecting the technology and telecommunications sectors' continued woes, the tech-heavy Nasdaq Composite Index was down 13.44% in the first four months.

In this turbulent environment, there have been definite winners and losers. Small-cap and midsize companies have done far better than large caps, and even after a two-year run, value stocks have continued to trump growth. Bonds, which outpaced stocks in the last two years, continued to beat the broader stock market, led by corporate bonds.

The stock market's disappointing performance has certainly put investors' long-term investment perspective to the test. But we urge you to stay the course and stick to the investment plan that you have crafted with your investment professional to meet your financial goals. The most important element involves being well diversified. We believe it is the best way to better withstand the market's short-term swings -- from both an investment and an emotional perspective. If your investments are spread broadly among different asset classes -- stocks, bonds and cash -- and various types of each, you stand a better chance of having at least one part of your portfolio doing well at any given moment.

Although being diversified might not prevent you from suffering losses in tough market conditions, it could help mitigate the decline. And you'll be more ready to capture the returns of a group as it comes back into favor. With the economy poised for growth, that could happen sooner rather than later.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
investing primar-
ily in the stocks of
U.S. and foreign
communications
companies.

Over the last six months

* The economy appeared to be recovering, with 5.6% GDP growth in the first quarter of 2002.

* The Fed held interest rates steady and shifted to a neutral bias from one favoring easing.

* Communications stocks continued to be weak, reflecting excess capacity, stiff price competition and high debt levels.

[Bar chart with heading "John Hancock Communications Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2002." The chart is scaled in increments of 5% with -20% at the bottom and 0% at the top. The first bar represents the -15.34% total return for Class A. The second bar represents the -15.46% total return for Class B. The third bar represents the -15.46% total return for Class
C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested.]

Top 10 holdings

 8.3%   Viacom, Inc. (Class B)
 8.0%   CSC Holdings, 11.125%, Ser M
 6.4%   Verizon Communications
 4.5%   AT&T
 4.3%   Nokia
 4.0%   RF Micro Devices
 3.9%   Qualcomm
 3.9%   Motorola
 3.6%   Telecom HOLDRs Trust
 3.6%   L-3 Communications

As a percentage of net assets on April 30, 2002.



MANAGERS'
REPORT

BY PAUL J. BERLINGUET FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Communications Fund

The Fund and its peers continued to struggle over the last six months, as the telecommunications sector rallied along with other growth stocks during the fourth quarter of 2001, but then gave up those gains and more in the new year. A sluggish economy, together with stiff price competition and technological advances -- such as fiber optics -- that have dramatically increased network capacity and lowered the need for new capital expenditures, resulted in weak financial performance, particularly among telecom equipment companies. High debt levels provided investors with another reason to avoid the sector.

A negative factor for stocks in all sectors was unrest in the Middle East, which caused a rise in crude oil prices and exacerbated fears that high energy prices would stall the nascent recovery. Also hampering the market's upward progress was persistent uneasiness about corporate accounting procedures due to the difficulties of former Enron auditing firm Arthur Andersen.

"The Fund and its
 peers continued to
 struggle over the last
 six months..."

After cutting interest rates aggressively during 2001, the Federal Reserve Board kept rates steady in the first four months of 2002. Promising signals from the economy included back-to-back gains in industrial production in January and February, an unexpected drop in February unemployment, and a surge in February manufacturing activity reported by the Institute of Supply Management, triggering a brief but moderately powerful rally in early March. However, the rally fizzled by April, when earnings disappointments from market bellwethers such as General Electric, Yahoo!, ExxonMobil and DuPont drove the Standard & Poor's 500 Index and other popular benchmarks lower. Negative news affecting the telecommunications sector included April profit warnings from Ericsson and WorldCom, while Williams Communications became the latest carrier to seek refuge in Chapter 11 bankruptcy.

[A photo of Paul Berlinguet flush right next to first paragraph.]

FUND PERFORMANCE

Although the Fund's absolute returns reflected our sector's difficult environment, we managed to post significantly better results than our benchmark index and Lipper peer group average. Partly, this was attributable to maintaining the Fund's defensive positioning and focusing on companies with strong cash flows and solid balance sheets, such as the RBOCs (regional Bell operating companies). Staying flexible also helped our relative performance, as we tried to be patient and watch for opportunities to invest in stocks that declined to what we thought were attractive valuations. Additionally, we increased the Fund's exposure to various media and advertising stocks because of our belief that those segments would benefit if the economy continued to strengthen. Following September 11, demand for advertising virtually dried up. But by the end of the period, it had bounced back nicely, with ad prices firming.

"...we increased the Fund's
 exposure to various media
 and advertising stocks..."

For the six months ending April 30, 2002, the Fund's Class A, Class B, and Class C shares returned -15.34%, -15.46%, and -15.46%, respectively, at net asset value, finishing well ahead of the Nasdaq Telecommunications Index, which posted a return of -33.78%. We also outperformed the -21.69% return of the average telecommunications fund, according to Lipper, Inc.1

Compared to our benchmark, the Fund was helped most by overweightings in movies and entertainment and networking equipment, as well as by stock selection in integrated telecom services, semiconductors and advertising. On the other hand, we were negatively affected by overweighting integrated telecom services and advertising, underweighting broadcasting and cable TV, and our stock selection in wireless telecom services, telecom equipment and movies and entertainment.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Telecommunications 40%, the second is Media 27%, the third Electronics 13%, the fourth Advertising 7%, and the fifth Finance 4%.]

POSITIVE AND NEGATIVE CONTRIBUTORS

Media giant Viacom was the biggest contributor to the Fund's performance. The stock benefited from a recovery in the radio advertising market, to which the company has a substantial exposure. Viacom was also perceived as a relatively safe investment because of its diverse media operations and highly respected management team. Univision Communications, a Spanish-language broadcasting company, advanced in part because of recent census figures showing a strong influx of Latin Americans into the U.S. The Fund also was helped by our stake in Walt Disney, which benefited from an attractive valuation and improved performance at its theme parks. Finally, defense communications company L-3 Communications reflected investors' avid interest in the defense sector following last fall's terrorist attacks.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-02." The chart is divided into three sections (from top to left): Common stocks 87%, Preferred stocks 8% and Short-term investments & other 5%.]

Stocks detracting from performance included QUALCOMM, a maker of microprocessors for wireless applications. The stock sagged under the news that deployment of the next generation of wireless network technology would be delayed. The buildout of wireless networks was expected to remain slow pending industry consolidation among the six national wireless service providers. Long distance carrier Sprint was another holding hampering performance. Although the company is probably one of the strongest in its industry, the long-distance segment was hurt by pricing worries and the financial woes of WorldCom, which saw longtime CEO Bernard Ebbers resign on the final day of the period. Wireless tower provider American Tower fell due to concerns about the prospect of companies' sharing towers and other equipment as a way to reduce costs.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Viacom followed by an up arrow with the phrase "Rebound in radio advertising, diversified media play." The second listing is QUALCOMM followed by a down arrow with the phrase "Deployment of 3G networks delayed." The third listing is Sprint followed by a down arrow with the phrase "Intense pricing pressures hamper long distance market."]

"Overall, we believe a rela-
 tively defensive stance is
 still warranted..."

LOOKING AHEAD

If the economy improves as most observers expect, we look for the telecom sector to stabilize. We are more optimistic about wireless than wireline over the near term. For one thing, the wireless supply and demand picture appears more favorable. Additionally, if the expected industry consolidation takes place, the stocks of the companies involved could see nice moves. Overall, we believe a relatively defensive stance is still warranted and plan to maintain the Fund's emphasis on companies with strong balance sheets and cash flow profiles until there is clearer evidence of firming demand for telecom products and services.


This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2002

Two indexes are used
for comparison. The
Standard & Poor's 500
Index, Index 1, is an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Nasdaq
Telecommunications
Index, Index 2, a capi-
talization-weighted
index designed to mea-
sure the performance
of all Nasdaq stocks in
the telecommunica-
tions sector.

It is not possible to
invest in an index.


                               Class A      Class B      Class C      Index 1
Inception date                  6-1-01       6-1-01       6-1-01           --

Average annual returns with maximum sales charge (POP)
Since inception1               -44.21%      -44.43%      -42.66%      -13.20%

Cumulative total returns with maximum sales charge (POP)
Six months                     -19.63%      -19.69%      -17.15%        2.31%
Since inception                -44.21%      -44.43%      -42.66%      -13.20%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 Not annualized.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 1 and is equal to $8,680 as of April 30, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Communications Fund, before sales charge, and is equal to $5,875 as of April 30, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock Communications Fund, after sales charge, and is equal to $5,579 as of April 30, 2002. The fourth line represents Index 2 and is equal to $4,141 as of April 30, 2002.

                                    Class B      Class C
Period beginning                     6-1-01       6-1-01
Without sales charge                 $5,850       $5,850
With maximum sales charge            $5,558       $5,734
Index 1                              $8,680       $8,680
Index 2                              $4,141       $4,141

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2002
(unaudited)

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. The stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


SHARES  ISSUER                                                                      VALUE
COMMON STOCKS 86.51%                                                           $1,521,202
(Cost $1,874,382)

Advertising 6.55%                                                                $115,108
1,750   Interpublic Group of Cos., Inc. (The)                                      54,040
  700   Omnicom Group, Inc.                                                        61,068

Electronics 12.66%                                                                222,588
1,000   Broadcom Corp. (Class A)*                                                  34,500
  500   L-3 Communications Holdings, Inc.*                                         63,890
  500   PMC-Sierra, Inc.*                                                           7,780
2,150   Silicon Laboratories, Inc.*                                                63,554
1,400   Xilinx, Inc.*                                                              52,864

Fiber Optics 2.36%                                                                 41,535
6,500   Finisar Corp.*                                                             41,535

Finance 3.64%                                                                      64,080
2,000   Telecom HOLDRs Trust                                                       64,080

Leisure 2.77%                                                                      48,678
2,100   Disney (Walt) Co. (The)                                                    48,678

Media 18.94%                                                                      333,016
2,800   AOL Time Warner, Inc.*                                                     53,256
1,200   Clear Channel Communications, Inc.*                                        56,340
1,400   Comcast Corp. (Class A)*                                                   37,450
1,000   Univision Communications, Inc. (Class A)*                                  39,960
3,100   Viacom, Inc. (Class B)*                                                   146,010

Telecommunications 39.59%                                                         696,197
6,000   AT&T Corp.                                                                 78,720
4,000   AT&T Wireless Services, Inc.*                                              35,800
1,500   BellSouth Corp.                                                            45,525
4,500   Motorola, Inc.                                                             69,300
4,691   Nokia Corp., American Depositary Receipt (ADR) (Finland)                   76,276
2,300   QUALCOMM, Inc.*                                                            69,368
4,000   RF Micro Devices, Inc.*                                                    69,600
1,000   SBC Communications, Inc.                                                   31,060
4,000   Sprint Corp. (FON Group)                                                   63,400
4,000   Sprint Corp. (PCS Group)*                                                  44,840
2,800   Verizon Communications, Inc.                                              112,308

PREFERRED STOCKS 7.97%                                                           $140,250
(Cost $156,375)

Media 7.97%
1,500   CSC Holdings, Inc., 11.125% Ser M                                         140,250

                                                INTEREST    PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE              RATE       (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 9.13%                                                     $160,512
(Cost $160,512)

Joint Repurchase Agreement 5.69%
Investment in a joint repurchase agreement
  transaction with Barclays Capital, Inc. --
  Dated 04-30-02, due 05-01-02 (Secured by
  U.S. Treasury Inflation Indexed Notes 3.500%
  thru 3.875% due 01-15-09 thru 01-15-11)        1.88%           $100             100,000

                                                            NUMBER OF
                                                            SHARES
Cash Equivalents 3.44%
AIM Cash Investment Trust**                                    60,512              60,512

TOTAL INVESTMENTS 103.61%                                                      $1,821,964

OTHER ASSETS AND LIABILITIES, NET (3.61%)                                        ($63,546)

TOTAL INVESTMENTS 100.00%                                                      $1,758,418


 * Non-income producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $2,191,269)                             $1,821,964
Cash                                                                      722
Dividends and interest receivable                                       2,212
Receivable from affiliates                                                356
Other assets                                                                7

Total assets                                                        1,825,261

LIABILITIES
Payable for securities on loan                                         60,512
Other payables and accrued expenses                                     6,331

Total liabilities                                                      66,843

NET ASSETS
Capital paid-in                                                     2,991,868
Accumulated net realized loss on investments                         (857,820)
Net unrealized depreciation of investments                           (369,305)
Accumulated net investment loss                                        (6,325)

Net assets                                                         $1,758,418

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($1,723,346 [DIV] 294,000 shares)                               $5.86
Class B ($17,536 [DIV] 3,000 shares)                                    $5.85
Class C ($17,536 [DIV] 3,000 shares)                                    $5.85

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($5.86 [DIV] 95%)                                             $6.17
Class C ($5.85 [DIV] 99%)                                               $5.91

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2002
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $109)                   $5,783
Interest (including securities lending income of $113)                  4,498

Total investment income                                                10,281

EXPENSES
Investment management fee                                               9,284
Class A distribution and service fee                                    3,033
Class B distribution and service fee                                       82
Class C distribution and service fee                                       82
Auditing fee                                                            4,959
Printing                                                                3,447
Custodian fee                                                           2,739
Registration and filing fee                                             1,249
Accounting and legal services fee                                         218
Trustees' fee                                                              63
Transfer agent fee                                                         54
Miscellaneous                                                              30
Legal fee                                                                  20

Total expenses                                                         25,260
Less expense reductions                                                (8,654)

Net expenses                                                           16,606

Net investment loss                                                    (6,325)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                     (292,875)
Change in net unrealized appreciation
  (depreciation) of investments                                       (17,317)

Net realized and unrealized loss                                     (310,192)

Decrease in net assets from operations                              ($316,517)

1 Semiannual period from 11-1-01 through 4-30-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.

                                                    PERIOD           PERIOD
                                                     ENDED            ENDED
                                                  10-31-01 1        4-30-02 2

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                ($2,508)         ($6,325)

Net realized loss                                 (564,945)        (292,875)
Change in net unrealized appreciation
  (depreciation)                                  (351,988)         (17,317)

Decrease in net assets resulting
  from operations                                 (919,441)        (316,517)

Distributions to shareholders
From net investment income
Class A                                                 --           (5,627)
                                                        --           (5,627)

From fund share transactions                     3,000,050              (47)

NET ASSETS
Beginning of period                                     --        2,080,609

End of period 3                                 $2,080,609       $1,758,418

1 Inception period from 6-1-01 through 10-31-01.

2 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

3 Includes undistributed net investment income of $5,627 and accumulated net investment loss of $6,325, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-01 1   4-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $6.94
Net investment loss 3                                    (0.01)      (0.02)
Net realized and unrealized loss
  on investments                                         (3.05)      (1.04)
Total from
  investment operations                                  (3.06)      (1.06)
Less distributions
From net investment income                                  --       (0.02)
Net asset value, end of period                           $6.94       $5.86
Total return 4,5 (%)                                    (30.60) 6   (15.34) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $2          $2
Ratio of expenses
  to average net assets (%)                               1.60 7      1.60 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             3.99 7      2.44 7
Ratio of net investment loss
  to average net assets (%)                              (0.23)7     (0.60)7
Portfolio turnover (%)                                      81          72

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-01 1   4-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $6.92
Net investment loss 3                                    (0.03)      (0.04)
Net realized and unrealized loss
  on investments                                         (3.05)      (1.03)
Total from
  investment operations                                  (3.08)      (1.07)
Net asset value, end of period                           $6.92       $5.85
Total return 4,5 (%)                                    (30.80) 6   (15.46) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9        -- 9
Ratio of expenses
  to average net assets (%)                               2.30 7      2.10 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             4.69 7      2.94 7
Ratio of net investment loss
  to average net assets (%)                              (0.93) 7    (1.10) 7
Portfolio turnover (%)                                      81          72

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-01 1   4-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $6.92
Net investment loss 3                                    (0.03)      (0.04)
Net realized and unrealized loss
  on investments                                         (3.05)      (1.03)
Total from
  investment operations                                  (3.08)      (1.07)
Net asset value, end of period                           $6.92       $5.85
Total return 4,5 (%)                                    (30.80) 6   (15.46) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9        -- 9
Ratio of expenses
  to average net assets (%)                               2.30 7      2.10 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             4.69 7      2.94 7
Ratio of net investment loss
  to average net assets (%)                              (0.93) 7    (1.10) 7
Portfolio turnover (%)                                      81          72

1 Class A, Class B and Class C shares began operations on 6-1-01.

2 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

3 Based on the average of the shares outstanding at the end of each month.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Communications Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2002, the Fund loaned securities having a market value of $59,325 collateralized by cash in the amount of $60,512. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $558,949 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2009.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value (b) 0.85% of the next $500,000,000 and (c) 0.80% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's expenses, excluding distribution and service fees, to 1.30% of the Fund's average daily net assets, at least until February 28, 2003. Accordingly, the expense reduction amounted to $8,654 for the period ended April 30, 2002. The Adviser reserves the right to terminate these limitations in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2002, JH Funds received no net up-front sales charges with regard to sales of Class A and Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2002, JH Funds received no CDSCs for Class B or Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"), an indirect parent of the Adviser. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest of the Fund on April 30, 2002.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compen sation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of shares sold and repurchased, during the period, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                             PERIOD ENDED 10-31-01 1    PERIOD ENDED 4-30-02 2
                             SHARES         AMOUNT         SHARES     AMOUNT
CLASS A SHARES
Sold                        294,006     $2,940,050             --         --
Repurchased                      --             --             (6)      ($47)
Net increase (decrease)     294,006     $2,940,050             (6)      ($47)

CLASS B SHARES
Sold                          3,000        $30,000             --         --
Repurchased                      --             --             --         --
Net increase                  3,000        $30,000             --         --

CLASS C SHARES
Sold                          3,000        $30,000             --         --
Repurchased                      --             --             --         --
Net increase                  3,000        $30,000             --         --

NET INCREASE (DECREASE)     300,006     $3,000,050             (6)      ($47)

1 Inception period from 6-1-01 through 10-31-01.

2 Semiannual period from 11-1-01 through 4-30-02. Unaudited.


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2002, aggregated $1,418,468 and $1,190,306, respectively.

The cost of investments owned at April 30, 2002, including short-term investments, for federal income tax purposes was $2,197,265. Gross unrealized appreciation and depreciation of investments aggregated $26,179 and $401,480, respectively, resulting in net unrealized depreciation of $375,301. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Communications Fund.

740SA  4/02
       6/02






John Hancock
International
Small Cap
Growth Fund

SEMI
ANNUAL
REPORT

4.30.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 15

For your information
page 29


Dear Fellow Shareholders,

The stock market has done nothing to soothe weary investors in 2002. After two years of losses, the stock market remains bogged down again so far this year. Although the economy appears to be emerging from recession, there are real questions about the strength of the recovery and the prospects for corporate earnings. With added pressures resulting from corporate bankruptcies, accounting questions and Middle East tensions, investors have been slow to shed their skeptical mindset. As a result, the major indexes were either flat or down year to date through April 30, 2002, with the Dow Jones Industrial Average returning -0.15% and the Standard & Poor's 500 Index returning -5.80%. Reflecting the technology and telecommunications sectors' continued woes, the tech-heavy Nasdaq Composite Index was down 13.44% in the first four months.

In this turbulent environment, there have been definite winners and losers. Small-cap and midsize companies have done far better than large caps, and even after a two-year run, value stocks have continued to trump growth. Bonds, which outpaced stocks in the last two years, continued to beat the broader stock market, led by corporate bonds.

The stock market's disappointing performance has certainly put investors' long-term investment perspective to the test. But we urge you to stay the course and stick to the investment plan that you have crafted with your investment professional to meet your financial goals. The most important element involves being well diversified. We believe it is the best way to better withstand the market's short-term swings -- from both an investment and an emotional perspective. If your investments are spread broadly among different asset classes -- stocks, bonds and cash -- and various types of each, you stand a better chance of having at least one part of your portfolio doing well at any given moment.

Although being diversified might not prevent you from suffering losses in tough market conditions, it could help mitigate the decline. And you'll be more ready to capture the returns of a group as it comes back into favor. With the economy poised for growth, that could happen sooner rather than later.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
investing primar-
ily in equity
securities of for-
eign companies
with small market
capitalizations.

Over the last six months

* The global economy showed clear signs of recovery.

* Monetary stimulus and tax and pension reforms in key Eurozone nations improved the macroeconomic environment.

* Small-capitalization and value-oriented stocks continued to outperform the broader market.


John Hancock International Small Cap Growth Fund
Fund performance for the six months ended April 30, 2002.

[Bar chart with heading "John Hancock International Small Cap Growth Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2002." The chart is scaled in increments of 1% with 0% at the bottom and 7% at the top. The first bar represents the 6.00% total return for Class A. The second bar represents the 5.65% total return for Class B. The third bar represents the 5.65% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 1.4%   Anglo Irish Bank
 1.4%   Tandberg ASA
 1.3%   Gjensidige NOR Sparebank
 1.3%   Nidec Corporation
 1.2%   Funai Electric
 1.2%   JSR Corp.
 1.1%   Technip-Coflexip
 1.1%   Irish Life & Permanent
 1.1%   Cathay Pacific Airways
 1.1%   Komatsu

As a percentage of net assets on April 30, 2002.



BY LORETTA MORRIS AND RANDY KAHN, CFA, FOR THE NICHOLAS-APPLEGATE
CAPITAL MANAGEMENT PORTFOLIO MANAGEMENT TEAM

John Hancock
International Small
Cap Growth Fund

MANAGERS'
REPORT

Investors endured a number of extraordinary and unparalleled challenges during the six-month period ended April 30, 2002. Already reeling from economic weakness worldwide, the global stock market was rocked by the terrorist attacks of September 11, 2001. In the initial shock that followed, the already depressed major global indexes bottomed out in late September, only to stage a powerful rally as investors rebuilt their shattered confidence and sentiment improved.

In the wake of the attacks, coordinated action by the world's central bankers led to unprecedented stimulus in the form of interest-rate reductions and injections of liquidity into the markets. The stimulus began to have its desired effect late in 2001 as encouraging economic reports indicated that a recovery was indeed under way.

Increasing evidence of a pickup in economic growth as well as the support of low interest rates buoyed international markets during the first quarter of 2002. While developed markets in Europe and Japan posted modest gains, emerging markets did significantly better.

"Investors endured a
 number of extraordinary
 and unparalleled
 challenges during the
 six-month period ended
 April 30, 2002."

Already skeptical of accounting practices in many countries, investors began to penalize those companies with the most aggressive methods of tallying profits. However, by the second half of the quarter, investor attention shifted toward a steady stream of positive economic news, as the memory of September 11 faded into the background.

Later in the reporting period, escalating violence in the Middle East, worries over both the quality and quantity of corporate earnings and rising energy prices pressured equity prices in most developed economies. One notable exception was in Japan, where stocks surged on a combination of technical reforms (new regulations limiting short-selling, for example) and hints that its beleaguered economy might be bottoming.

"...the Fund benefited from
 strong stock selection in
 the financial services,
 utilities and consumer
 non-durables sectors."

FUND PERFORMANCE

For the six months ended April 30, 2002, John Hancock International Small Cap Growth Fund's Class A, Class B and Class C shares posted total returns of 6.00%, 5.65% and 5.65%, respectively, at net asset value. During the same period, the average international small-cap fund returned 11.97%, according to Lipper, Inc.1, while the benchmark Salomon Extended Market Europe & Pacific (EPAC) Index advanced 11.84%.

Although it posted a positive return in absolute terms, the Fund's relative underperformance was primarily caused by stock selection and overweighted holdings in the commercial/industrial services sector. The portfolio's stocks in this sector declined 3.76% while those in the benchmark gained 11.41%. Stock selection in the health-care group -- particularly medical supply and biotechnology companies -- also proved negative. A significantly underweighted position in consumer services stocks, as well as selection of specific companies, also dragged down relative returns.

FINANCIALS, UTILITIES, CONSUMER STOCKS

On the positive side, the Fund benefited from strong stock selection in the financial services, utilities and consumer non-durables sectors. Regional/commercial banking stocks in the portfolio gained 70.35% compared with an advance of just 5.93% for the benchmark's stocks. Airline stocks also surged, lifting the transportation sector in both the portfolio (up more than 75%) and the benchmark (up more than 55%).

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Medical 9%, the second is Electronics 8%, the third Transport 7%, the fourth Building 6%, and the fifth Machinery 5%.]

By country, relative performance suffered due in part to a lack of holdings in South Korea, whose market advanced sharply as a result of global economic recovery, driving demand for products such as automobiles, semiconductors and liquid crystal display (LCD) screens. Negative stock selection and underweighted holdings in Australia -- whose stock market was among the world's strongest during the reporting period -- and Japan also hurt performance. Meanwhile, positive stock selection in Ireland, Canada, Italy and Spain helped the Fund generate positive absolute returns.

[Bar chart at middle of page with heading "Top countries As a percentage of net assets on 4-30-02." The chart is divided into five sections (from top to bottom): Japan 18%, United Kingdom 16%, France 10%, Canada 10% and Spain 6%.]

Top-performing stocks for the reporting period included Iberia Lineas, a Spanish airline that benefited from an increase in its passenger load factor (a ratio of passenger traffic to capacity), solid earnings growth and enticing valuations. Another top- performing stock was Anglo Irish Bank, which benefited from strong macroeconomic conditions and rising market share. Japanese car maker Mazda Motor Corp. was also a top gainer, advancing as the result of a many-year-long restructuring of dealer relationships and the introduction of attractive new car models that are beginning to be translated into accelerating earnings.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Iberia Lineas followed by an up arrow with the phrase "Rising passenger load factor, strong earnings, and enticing valuations." The second listing is Computershare Ltd. followed by a down arrow with the phrase "Rising fixed costs are shrinking profit margins." The third listing is Anglo Irish Bank followed by an up arrow with the phrase "Strong macroeconomic conditions and growing market share."]

OUTLOOK

Our outlook for international small-capitalization equities remains cautiously optimistic. Interest rates remain low. Better economic data from the U.S., Japan and many Eurozone nations continue to point to economic recovery. As economic activity accelerates, so, too, should corporate profits, which we believe have bottomed.

"Our outlook for interna
 tional small-capitalization
 equities remains cautiously
 optimistic."

We are also encouraged by investors' willingness to once again reward those companies exceeding earnings estimates. This has not been the case over the past 18 months and our style has suffered. As investors gain confidence in the sustainability of the recoveries in economic and earnings growth, our style should come back into favor once more as strong growth is translated into share price appreciation.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2002

The index used for
comparison is the
Salomon Extended
Market Europe &
Pacific (EPAC) Index,
an unmanaged index
that consists of every
company with an
investable market capi-
talization of over $100
million in 22 countries.

It is not possible to
invest in an index.

                       Class A      Class B      Class C        Index
Inception date          6-1-01       6-1-01       6-1-01           --

Average annual returns with maximum sales charge (POP)
Since inception 1       -16.05%      -16.50%      -13.84%       -6.78%

Cumulative total returns with maximum sales charge (POP)
Six months                0.68%        0.65%        3.65%       10.67%
Since inception         -16.05%      -16.50%      -13.84%       -6.78%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 Not annualized.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Salomon Extended Market Europe & Pacific (EPAC) Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents Index and is equal to $9,322 as of April 30, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock International Small Cap Growth Fund, before sales charge, and is equal to $8,840 as of April 30, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock International Small Cap Growth Fund, after sales charge, and is equal to $8,395 as of April 30, 2002.

                                    Class B      Class C
Period beginning                     6-1-01       6-1-01
Without sales charge                 $8,790       $8,790
With maximum sales charge            $8,351       $8,615
Index                                $9,322       $9,322

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2002
(unaudited)

This schedule is divided into six main categories: common stocks, preferred stocks, rights, units, warrants and short-term investments. Common stocks, preferred stocks, rights, units and warrants are further broken down by country. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                        VALUE
COMMON STOCKS 92.68%                                                              $2,457,148
(Cost $2,329,258)

Australia 0.90%                                                                      $23,921
   446   CSL Ltd. (Medical)                                                            9,354
 5,200   John Fairfax Holdings Ltd. (Media)                                            9,940
 6,200   Lihir Gold Ltd.* (Metal)                                                      4,627

Austria 0.52%                                                                         13,638
   440   Voest-Alpine AG (Steel)                                                      13,638

Belgium 0.68%                                                                         17,949
   400   Omega Pharma SA (Medical)                                                    17,949

Brazil 0.37%                                                                           9,850
   500   Companhia Siderurgica Nacional SA
         American Depositary Receipts (ADR) (Steel)                                    9,850

Canada 9.70%                                                                         257,069
 2,000   Abitibi-Consolidated, Inc. (Paper & Paper Products)                          18,080
   300   Angiotech Pharmaceuticals, Inc,* (Medical)                                   11,538
   800   Ballard Power Systems, Inc.* (Electronics)                                   20,000
 1,700   CAE, Inc. (Aerospace)                                                        12,888
 1,400   Cott Corp.* (Beverages)                                                      28,308
 1,000   Dofasco, Inc. (Steel)                                                        20,386
 1,000   Finning International, Inc. (Machinery)                                      16,181
   900   Global Thermoelectric, Inc.* (Electronics)                                    3,727
   600   Industrial Alliance Life Insurance Co. (Insurance)                           16,429
   900   Kingsway Financial Services Inc.* (Insurance)                                10,350
 1,100   Molson, Inc. (Class A) (Beverages)                                           25,228
   400   Precision Drilling Corp.* (Oil & Gas)                                        13,404
   900   Royal Group Technologies Ltd.* (Building)                                    17,523
 1,260   Teck Cominco Ltd. (Class B) (Metal)                                          11,093
 1,800   Tesco Corp.* (Oil & Gas)                                                     20,377
 2,600   Turbo Genset, Inc.* (Machinery)                                               1,762
   500   WestJet Airlines Ltd.* (Transport)                                            9,795

Denmark 2.14%                                                                         56,771
   200   Coloplast AS (Medical)                                                       14,302
   300   Danisco AS (Food)                                                            10,326
   600   Novozymes AS (Medical)                                                       12,508
   600   Vestas Wind Systems AS (Utilities)                                           19,635


Finland 1.25%                                                                         33,204
   300   Perlos Oyj (Electronics)                                                      2,168
 2,400   Sampo Oyj (Finance)                                                          18,511
   500   TietoEnator Oyj (Computers)                                                  12,525

France 10.42%                                                                        276,217
   900   Air France SA (Transport)                                                    16,252
   300   Altran Technologies SA (Engineering / R&D Services)                          15,678
   500   Bouygues Offshore SA (Oil & Gas)                                             22,301
   300   Business Objects SA* (Computers)                                              9,975
   500   CNP Assurances SA (Insurance)                                                18,467
   500   Essilor International SA (Retail)                                            20,346
   700   Generale de Sante* (Medical)                                                 10,716
 1,900   Havas Advertising SA (Advertising)                                           14,210
   300   Ingenico SA (Computers)                                                       6,898
   800   JC Decaux SA* (Advertising)                                                   9,948
   200   NicOx SA* (Medical)                                                          10,524
   200   Pechiney SA (Metal)                                                           9,677
   600   Publicis Groupe SA (Advertising)                                             18,328
   210   Technip-Coflexip SA (Building)                                               29,632
   538   Thales SA (Electronics)                                                      20,554
   400   Unibail SA (Real Estate Operations)                                          23,518
   300   Vinci SA (Engineering / R&D Services)                                        19,193

Germany 3.06%                                                                         81,201
   100   AMB Generali Holding AG (Insurance)                                          11,173
   400   Celanese AG (Chemicals)                                                       9,011
   700   Continental AG (Rubber -- Tires & Misc.)                                     11,763
   300   Deutsche Boerse AG (Finance)                                                 13,265
   200   Epcos AG (Electronics)                                                        8,110
   600   SGL Carbon AG* (Chemicals)                                                   13,462
   500   Suess MicroTec AG* (Electronics)                                             14,417

Greece 0.62%                                                                          16,479
 1,200   Coca-Cola Hellenic Bottling Co. SA (Beverages)                               16,479

Hong Kong 1.56%                                                                       41,347
17,000   Cathay Pacific Airways Ltd. (Transport)                                      29,426
 6,000   Hang Lung Properties Ltd. (Real Estate Operations)                            6,731
 3,000   Hongkong Land Holdings Ltd. (Real Estate Operations)                          5,190

India 0.45%                                                                           11,950
 1,000   Saytam Computer Services Ltd. (ADR) (Computers)                              11,950

Indonesia 0.61%                                                                       16,206
36,000   PT Telekomunikasi Indonesia (Telecommunications)                             16,206

Ireland 2.86%                                                                         75,912
 6,900   Anglo Irish Bank Corp. Plc (Banks -- Foreign)                                37,180
   300   ICON Plc* (ADR) (Business Services -- Misc.)                                  9,111
 2,200   Irish Life & Permanent Plc (Finance)                                         29,621

Italy 3.91%                                                                          103,690
 1,400   Banca Populare di Verona Scrl (Banks -- Foreign)                             17,396
20,000   Impregilo SpA* (Building)                                                    12,525
 2,500   Italcementi SpA (Building)                                                   24,103
 4,300   Parmalat Finanziaria SpA (Food)                                              15,111
   300   Recordati SpA (Medical)                                                       6,542
 4,300   Saipem SpA (Oil & Gas)                                                       28,013

Japan 18.36%                                                                         486,708
 7,000   All Nippon Airways Co., Ltd.* (Transport)                                    19,844
 3,000   Amada Co., Ltd. (Machinery)                                                  16,472
   300   Disco Corp. (Machinery)                                                      18,762
   300   Funai Electric Co., Ltd. (Electronics)                                       31,682
 1,800   Hitachi Chemical Co., Ltd. (Chemicals)                                       22,766
 4,000   JSR Corp, (Rubber -- Tires & Misc.)                                          31,433
 8,000   Komatsu Ltd. (Machinery)                                                     28,972
 1,000   Kyorin Pharmaceutical Co., Ltd. (Medical)                                    22,625
 1,600   Marui Co., Ltd. (Retail)                                                     19,713
 6,000   Mazda Motor Corp. (Automobiles / Trucks)                                     17,944
 1,200   Mitsumi Electric Co., Ltd. (Electronics)                                     20,093
   220   Nichii Gakkan Co. (Medical)                                                  10,966
   500   Nidec Corp. (Machinery)                                                      33,333
   800   Nitto Denko Corp. (Chemicals)                                                26,355
 1,000   NOK Corp. (Automobiles / Trucks)                                              7,710
 6,000   NTN Corp. (Metal)                                                            14,486
 1,000   Onward Kashiyama Co., Ltd. (Textile)                                          9,291
   700   Ryohin Keikaku Co., Ltd. (Retail)                                            15,374
   200   Shimamura Co., Ltd. (Retail)                                                 13,863
   900   THK Co., Ltd. (Machinery)                                                    17,874
 1,000   Tokyo Broadcasting System, Inc. (Media)                                      21,262
   400   Tokyo Seimitsu Co., Ltd. (Electronics)                                       15,109
   500   Trend Micro, Inc.* (Computers)                                               13,473
   200   Union Tool Co. (Machinery)                                                   10,125
 1,000   Ushio, Inc. (Retail)                                                         13,396
 3,000   Yaskawa Electric Corp. (Electronics)                                         13,785

Luxembourg 0.24%                                                                       6,380
   600   Thiel Logistik AG* (Computers)                                                6,380

Netherlands 1.52%                                                                     40,166
   500   ASM International NV* (Electronics)                                          11,781
   500   Euronext NV* (Finance)                                                       10,367
   200   IHC Caland NV (Oil & Gas)                                                    11,236
   300   Van der Moolen Holding NV (Finance)                                           6,782

Norway 4.72%                                                                         125,144
 2,300   Frontline ASA (Transport)                                                    25,173
 1,000   Gjensidige NOR Sparebank (Banks -- Foreign)                                  35,570
 1,500   Smedvig ASA (A Shares) (Oil & Gas)                                           13,294
 3,000   Tandberg ASA* (Telecommunications)                                           36,225
   900   TGS Nopec Geophysical Co. ASA* (Oil & Gas)                                   14,882

Portugal 0.58%                                                                        15,363
 3,100   Brisa-Auto Estrada de Portugal, SA (Transport)                               15,363

Singapore 0.82%                                                                       21,725
 9,000   CapitaLand Ltd. (Real Estate Operations)                                      8,644
 2,000   City Developments, Ltd. (Real Estate Operations)                              6,844
 1,000   Great Eastern Holdings Ltd. (Insurance)                                       6,237

Spain 6.23%                                                                          165,149
   700   Acciona SA (Building)                                                        26,201
   300   Actividades de Construccion y Servicios SA (Building)                         9,245
   800   Altadis SA (Tobacco)                                                         16,897
 1,800   Amadeus Global Travel Distribution SA* (Transport)                           11,986
 1,400   Autopistas, Concesionaria Espanola SA (Transport)                            13,498
 2,500   Corporacion Mapfre SA (Insurance)                                            16,872
 1,300   Ebro Puleva, SA (Food)                                                       14,689
   700   Fomento de Construcciones y Contratas SA (Building)                          17,976
11,600   Iberia Lineas Aereas de Espana SA (Transport)                                20,800
 1,300   NH Holeles SA* (Leisure)                                                     16,985


Sweden 2.60%                                                                           68,870
   700   Autoliv, Inc. Swedish Depositary Receipts (Automobiles / Trucks)              15,567
 1,200   Capio AB* (Medical)                                                            9,693
 1,400   Elekta AB (B Shares)* (Medical)                                               12,263
 1,900   Eniro AB (Media)                                                              14,793
   175   Karo Bio AB* (Medical)                                                         4,019
   700   Modern Times Group AB (B Shares)* (Media)                                     12,535


Switzerland 2.23%                                                                      59,256
   400   Converium Holding AG* (Insurance)                                             21,999
    50   Givaudan SA (Cosmetics & Personal Care)                                       18,641
   400   Logitech International SA* (Computers)                                        18,616

United Kingdom 16.33%                                                                 432,983
 9,100   Aegis Group Plc (Advertising)                                                 14,521
 7,861   Aggregate Industries Plc (Building)                                           10,854
 1,700   Alliance Unichem Plc (Medical)                                                15,484
 3,700   Amey Plc (Business Services -- Misc.)                                         12,887
 4,800   Avis Europe Plc (Automobiles / Trucks)                                        14,655
   600   Cambridge Antibody Technology Group Plc* (Medical)                            10,344
 2,000   Capita Group Plc (Business Services -- Misc.)                                 11,105
 1,600   Capital Radio Plc (Media)                                                     17,322
 4,000   Carlton Communications Plc (Media)                                            14,442
 2,000   Celltech Group Plc* (Medical)                                                 16,555
   700   Cobham Plc (Aerospace)                                                        11,803
 1,300   Exel Plc (Transport)                                                          16,558
 4,600   FKI Plc (Manufacturing)                                                       11,329
 5,500   Friends Provident Plc (Insurance)                                             14,788
 1,000   Imperial Tobacco Group Plc (Tobacco)                                          14,078
 4,400   International Power Plc* (Utilities)                                          13,385
   900   Johnson Matthey Plc (Electronics)                                             13,903
11,800   Kidde Plc (Protection -- Safety Equip. & Svc.)                                14,746
 1,100   Man Group Plc (Finance)                                                       15,357
 4,600   Marlborough Stirling Plc (Computers)                                          11,262
 2,400   Nestor Healthcare Group Plc (Medical)                                         20,810
 1,900   Northern Rock Plc (Banks -- Foreign)                                          19,590
 8,600   Pace Micro Technology Plc (Electronics)                                       11,342
12,500   PHS Group Plc (Business Services -- Misc.)                                    15,211
 3,300   Premier Farnell Plc (Electronics)                                             15,269
 2,400   Rexam Plc (Containers)                                                        17,470
19,000   SkyePharma Plc* (Medical)                                                     20,351
 1,500   Smiths Group Plc (Manufacturing)                                              17,706
   600   Torex Plc (Computers)                                                          6,427
 9,500   Tullow Oil Plc* (Oil & Gas)                                                   13,429


PREFERRED STOCKS 1.19%                                                                 31,625
(Cost $28,286)

Germany 1.19%                                                                          31,625
   300   Henkel KGaA (Chemicals)                                                       19,731
   200   Wella AG (Cosmetics & Personal Care)                                          11,894

RIGHTS 0.21%                                                                           $5,584
(Cost $4,912)

United Kingdom 0.21%                                                                    5,584
   400   Imperial Tobacco Group Plc* (Tobacco)

UNITS 0.46%                                                                           $12,179
(Cost $13,255)

France 0.46%                                                                           12,179
13,251   Eurotunnel SA* (Transport)                                                    12,179

WARRANTS 0.28%                                                                         $7,540
(Cost $6,060)

United Kingdom 0.28%                                                                    7,540
   100   Infosys Technology Ltd.* (Computers)

                                                     INTEREST        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                       RATE    (000s omitted)         VALUE
SHORT-TERM INVESTMENTS 5.92%                                                         $157,000
(Cost $157,000)

Joint Repurchase Agreement 5.92%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 04-30-02,
due 05-01-02 (Secured by U.S. Treasury Inflation
Indexed Notes 3.875% due 01-15-09 and 3.500%
due 01-15-11)                                            1.88%           $157        $157,000

TOTAL INVESTMENTS 100.74%                                                          $2,671,076

OTHER ASSETS AND LIABILITIES, NET (0.74%)                                            ($19,716)

TOTAL NET ASSETS 100.00%                                                           $2,651,360


* Non-income producing security.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

April 30, 2002
(unaudited)

The concentration
of the Fund's
investments can
be aggregated
by various indus
try groups. This
table shows the
percentages of
the Fund's
investments
assigned to the
various invest-
ment categories.
                                                     VALUE
                                                 AS A PERCENTAGE
INVESTMENT DISTRIBUTION                       OF FUND'S NET ASSETS
Advertising                                           2.15%
Aerospace                                             0.93
Automobiles / Trucks                                  2.11
Banks -- Foreign                                      4.14
Beverages                                             2.64
Building                                              5.58
Business Services -- Misc.                            1.82
Chemicals                                             3.44
Computers                                             3.96
Containers                                            0.66
Cosmetics & Personal Care                             1.15
Electronics                                           7.62
Engineering / R&D Services                            1.32
Finance                                               3.54
Food                                                  1.51
Insurance                                             4.39
Leisure                                               0.64
Machinery                                             5.41
Manufacturing                                         1.10
Media                                                 3.41
Medical                                               8.92
Metal                                                 1.50
Oil & Gas                                             5.16
Paper & Paper Products                                0.68
Protection -- Safety Equip. & Svc.                    0.56
Real Estate Operations                                1.92
Retail                                                3.12
Rubber -- Tires & Misc.                               1.63
Steel                                                 1.65
Telecommunications                                    1.98
Textile                                               0.35
Tobacco                                               1.38
Transport                                             7.20
Utilities                                             1.25
Short-Term Investments                                5.92

Total investments                                   100.74%

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $2,538,771)                             $2,671,076
Cash                                                                      840
Receivable for investments sold                                        41,703
Dividends and interest receivable                                       4,804
Receivable from affiliates                                              6,306
Other assets                                                                8

Total assets                                                        2,724,737

LIABILITIES
Foreign cash due to custodian at value (cost $3,998)                    3,998
Payable for investments purchased                                      30,546
Payable for shares repurchased                                            709
Other payables and accrued expenses                                    38,124

Total liabilities                                                      73,377

NET ASSETS
Capital paid-in                                                     2,986,844
Accumulated net realized loss on investments
  and foreign currency transactions                                  (463,507)
Net unrealized appreciation of investments and
  translation of assets and liabilities in foreign currencies         132,397
Accumulated net investment loss                                        (4,374)

Net assets                                                         $2,651,360

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($2,598,613 [DIV] 294,000 shares)                               $8.84
Class B ($26,373 [DIV] 3,000 shares)                                    $8.79
Class C ($26,374 [DIV] 3,000 shares)                                    $8.79

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($8.84 [DIV] 95%)                                             $9.31
Class C ($8.79 [DIV] 99%)                                               $8.88

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2002
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also shows
net gains (losses)
for the period
stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,010)                $14,604
Interest                                                                1,437

Total investment income                                                16,041

EXPENSES
Investment management fee                                              12,681
Class A distribution and service fee                                    3,729
Class B distribution and service fee                                      100
Class C distribution and service fee                                      100
Transfer agent fee                                                         44
Custodian fee                                                          49,172
Auditing fee                                                            7,438
Registration and filing fee                                             2,902
Printing                                                                2,036
Accounting and legal services fee                                         269
Trustees' fee                                                              75
Legal fee                                                                  20
Miscellaneous                                                              17

Total expenses                                                         78,583
Less expense reductions                                               (58,168)

Net expenses                                                           20,415

Net investment loss                                                    (4,374)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on
Investments                                                          (181,674)
Foreign currency transactions                                          (3,014)
Change in net unrealized appreciation (depreciation) on
Investments                                                           337,101
Translation of assets and liabilities in foreign currencies                70

Net realized and unrealized gain                                      152,494

Increase in net assets from operations                               $148,120

1 Semiannual period from 11-1-01 through 4-30-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                    PERIOD           PERIOD
                                                     ENDED            ENDED
                                                  10-31-01 1        4-30-02 2
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                ($2,546)         ($4,374)

Net realized loss                                 (289,429)        (184,688)
Change in net unrealized
  appreciation (depreciation)                     (204,774)         337,171

Increase (decrease) in net assets
  resulting from operations                       (496,749)         148,109

From fund share transactions                     3,000,000               --

NET ASSETS
Beginning of period                                     --        2,503,251

End of period 3                                 $2,503,251       $2,651,360

1 Inception period from 6-1-01 through 10-31-01.

2 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

3 Includes accumulated net investment loss of none and $4,374, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-01 1   4-30-02 2

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $8.34
Net investment loss 3                                    (0.01)      (0.01)
Net realized and unrealized gain (loss) on investments   (1.65)       0.51
Total from investment operations                         (1.66)       0.50
Net asset value, end of period                           $8.34       $8.84
Total return 4,5 (%)                                    (16.60) 6     6.00 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2          $3
Ratio of expenses to average net assets (%)               1.60 7      1.60 7
Ratio of adjusted expenses to average net assets 8 (%)    9.61 7      6.19 7
Ratio of net investment loss to average net assets (%)   (0.21) 7    (0.34) 7
Portfolio turnover (%)                                      59          96



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-01 1   4-30-02 2

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $8.32
Net investment loss 3                                    (0.03)      (0.03)
Net realized and unrealized gain (loss) on investments   (1.65)       0.50
Total from investment operations                         (1.68)       0.47
Net asset value, end of period                           $8.32       $8.79
Total return 4,5 (%)                                    (16.80) 6     5.65 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     -- 9        -- 9
Ratio of expenses to average net assets (%)               2.30 7      2.09 7
Ratio of adjusted expenses to average net assets 8 (%)   10.31 7      6.68 7
Ratio of net investment loss to average net assets (%)   (0.92) 7    (0.83) 7
Portfolio turnover (%)                                      59          96


FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-01 1   4-30-02 2

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $8.32
Net investment loss 3                                    (0.03)      (0.03)
Net realized and unrealized gain (loss) on investments   (1.65)       0.50
Total from investment operations                         (1.68)       0.47
Net asset value, end of period                           $8.32       $8.79
Total return 4,5 (%)                                    (16.80) 6     5.65 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     -- 9        -- 9
Ratio of expenses to average net assets (%)               2.30 7      2.09 7
Ratio of adjusted expenses to average net assets 8 (%)   10.31 7      6.68 7
Ratio of net investment loss to average net assets (%)   (0.92) 7    (0.83) 7
Portfolio turnover (%)                                      59          96

1 Class A, Class B and Class C shares began operations on 6-1-01.

2 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

3 Based on the average of the shares outstanding at the end of each month.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock International Small Cap Growth Fund (the "Fund") is a diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on April 30, 2002.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction. The Fund had no open forward foreign currency exchange contracts on April 30, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $271,490 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2009.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.90% of the next $500,000,000 and (c) 0.85% of the Fund's average daily net asset value in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.30% of the Fund's average daily net assets, at least until February 28, 2003. Accordingly, the expense reduction amounted to $58,168 for the period ended April 30, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2002, JH Funds received no up-front sales charges, with regard to Class A and Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2002, JH Funds received no CDSCs.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"), the Adviser's indirect parent. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest in the Fund on April 30, 2002.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                PERIOD ENDED 10-31-01 1     PERIOD ENDED 4-30-02 2
                  SHARES       AMOUNT           SHARES    AMOUNT

CLASS A SHARES
Sold             294,000   $2,940,000               --        --
Repurchased           --           --               --        --
Net increase     294,000   $2,940,000               --        --

CLASS B SHARES
Sold               3,000      $30,000               --        --
Net increase       3,000      $30,000               --        --

CLASS C SHARES
Sold               3,000      $30,000               --        --
Repurchased           --           --               --        --
Net increase       3,000      $30,000               --        --

NET INCREASE     300,000   $3,000,000               --        --

1 Inception period from 6-1-01 through 10-31-01.

2 Semiannual period from 11-1-01 through 4-30-02. Unaudited.


NOTE D
Investment
transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2002, aggregated $2,332,145 and $2,299,334, respectively.

The cost of investments owned at April 30, 2002, including short-term investments, for federal income tax purposes was $2,542,272. Gross unrealized appreciation and depreciation of investments aggregated $263,075 and $134,271, respectively, resulting in net unrealized appreciation of $128,804. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



ELECTRONIC
DELIVERY

Now available from
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FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt

*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER
Nicholas-Applegate Capital Management LP
600 West Broadway
San Diego, California 92101

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

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                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

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                                  Charlestown, MA 02129

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Now available: electronic delivery
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This report is for the information of
the shareholders of the John Hancock
International Small Cap Growth Fund.

800SA   4/02
        6/02






John Hancock
European Equity
Fund

SEMI
ANNUAL
REPORT

4.30.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 14

For your information
page 29

Dear Fellow Shareholders,

The stock market has done nothing to soothe weary investors in 2002. After two years of losses, the stock market remains bogged down again so far this year. Although the economy appears to be emerging from recession, there are real questions about the strength of the recovery and the prospects for corporate earnings. With added pressures resulting from corporate bankruptcies, accounting questions and Middle East tensions, investors have been slow to shed their skeptical mindset. As a result, the major indexes were either flat or down year to date through April 30, 2002, with the Dow Jones Industrial Average returning -0.15% and the Standard & Poor's 500 Index returning -5.80%. Reflecting the technology and telecommunications sectors' continued woes, the tech-heavy Nasdaq Composite Index was down 13.44% in the first four months.

In this turbulent environment, there have been definite winners and losers. Small-cap and midsize companies have done far better than large caps, and even after a two-year run, value stocks have continued to trump growth. Bonds, which outpaced stocks in the last two years, continued to beat the broader stock market, led by corporate bonds.

The stock market's disappointing performance has certainly put investors' long-term investment perspective to the test. But we urge you to stay the course and stick to the investment plan that you have crafted with your investment professional to meet your financial goals. The most important element involves being well diversified. We believe it is the best way to better withstand the market's short-term swings -- from both an investment and an emotional perspective. If your investments are spread broadly among different asset classes -- stocks, bonds and cash -- and various types of each, you stand a better chance of having at least one part of your portfolio doing well at any given moment.

Although being diversified might not prevent you from suffering losses in tough market conditions, it could help mitigate the decline. And you'll be more ready to capture the returns of a group as it comes back into favor. With the economy poised for growth, that could happen sooner rather than later.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by invest-
ing primarily in
stocks of compa-
nies located in
Europe.

Over the last six months

* The global economy showed clear signs of recovery.

* Monetary stimulus and tax and pension reforms in key Eurozone nations improved the macroeconomic environment.

* Small-capitalization and value-oriented stocks continued to outperform the broader market.

[Bar chart with heading "John Hancock European Equity Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2002." The chart is scaled in increments of 1% with 0% at the bottom and 4% at the top. The first bar represents the 3.46% total return for Class A. The second bar represents the 3.15% total return for Class B. The third bar represents the 3.02% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 1.9%   Riunione Adriatica di Sicurta SpA
 1.8%   TotalFinaElf SA
 1.8%   Technip-Coflexip SA
 1.6%   British American Tobacco Plc
 1.6%   Royal Bank of Scotland Group Plc
 1.5%   ENI SpA
 1.5%   Gjensidige NOR Sparebank
 1.2%   Saipem SpA
 1.2%   Irish Life & Permanent Plc
 1.1%   BG Group Plc

As a percentage of net assets on April 30, 2002.



MANAGERS'
REPORT

BY LORETTA MORRIS FOR THE NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
PORTFOLIO MANAGEMENT TEAM

John Hancock
European Equity
Fund

Investors endured a number of extraordinary and unparalleled challenges during the six-month period ended April 30, 2002. Already reeling from economic weakness worldwide, the global stock market was rocked by the terrorist attacks of September 11, 2001. In the initial shock that followed, the already depressed major global indexes bottomed out in late September, only to stage a powerful rally as investors rebuilt their shattered confidence and sentiment improved.

In the wake of the attacks, coordinated action by the world's central bankers led to unprecedented stimulus in the form of interest-rate reductions and injections of liquidity into the markets. The stimulus began to have its desired effect late in 2001 as encouraging economic reports indicated that a recovery was indeed under way.

Increasing evidence of a pickup in economic growth as well as the support of low interest rates buoyed international markets during the first quarter of 2002. While developed markets in Europe posted modest gains, emerging markets did significantly better.

"Investors endured a
 number of extraordi-
 nary and unparalleled
 challenges..."

Already skeptical of accounting practices in many countries, investors began to penalize those companies with the most aggressive methods of tallying profits. However, by the second half of the quarter, investor attention shifted toward a steady stream of positive economic news, as the memory of September 11 faded into the background. By the end of 2001, most economists had forecast a European economic recovery by the last part of 2002. But strong economic indicators led to upward growth forecasts. In addition, the introduction of the euro into circulation, replacing local currencies in 12 countries, proceeded smoothly.

The sectors that did well in the fourth quarter of 2001 -- such as the so-called technology, media and telecommunications (TMT) group -- gave up some of their gains in the first quarter. In contrast, sectors that generally benefit from cyclical recovery, such as energy, consumer durables and raw materials, advanced significantly.

"...selection of specific
 stocks in the transporta-
 tion, commercial/industrial
 services and energy groups
 supported returns..."

Later in the reporting period, escalating violence in the Middle East, worries over both the quality and quantity of corporate earnings and rising energy prices pressured equity prices in most developed economies.

FUND PERFORMANCE EXPLAINED

For the six months ended April 30, 2002, the Fund's Class A, Class B and Class C shares posted total returns of 3.46%, 3.15% and 3.02%, respectively, at net asset value. During the same period, the average European equity fund gained 6.53%, according to Lipper, Inc.1 while the benchmark MSCI Europe Index rose 5.89%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

Although it posted a positive return in absolute terms, the Fund's relative underperformance was due largely to sharp declines in holdings in Israel and Luxembourg -- neither of which are represented in the MSCI Europe Index. Stock selection and underweighted positions in Germany and Switzerland also depressed portfolio performance. On a positive note, holdings in Italy, Ireland and Spain drove absolute returns.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Banks--foreign 14%, the second is Oil & gas 11%, the third Medical 9%, the fourth Building 6%, and the fifth Insurance 5%.]

TRANSPORT, INDUSTRIALS, ENERGY BOOST RETURNS

On a sector basis, stock selection in the technology, consumer non-durables and consumer durables sectors proved negative. Meanwhile, selection of specific stocks in the transportation, commercial/industrial services and energy groups supported returns during the reporting period. In particular, the portfolio's airline, oil and gas producers and hospital stocks surged.

The energy sector advanced strongly as a result of accelerating demand driven by an improving global economy and supply concerns raised by violence in the Middle East. These factors combined to drive up prices, which in turn helped stimulate a recovery in drilling activity.

[Bar chart at middle of page with heading "Top countries As a percentage of net assets on 4-30-02." The chart is divided into five sections:
United Kingdom 28%, France 16%, Italy 9%, Germany 7% and Spain 6%.]

The Fund's strong gains in the transportation sector were a result of investment in Iberia Lineas, a Spanish airline that benefited from an increase in its passenger load factor (a ratio of passenger traffic to capacity), solid earnings growth and enticing valuations. Other top-performing stocks for the period included two banks in the United Kingdom, Royal Bank of Scotland and Bank of Ireland, both of which benefited from strong macroeconomic conditions and rising market share in their respective markets.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Iberia followed by an up arrow with the phrase "Rising passenger load factor, strong earnings and enticing valuations." The second listing is Nokia followed by a down arrow with the phrase "Slowing worldwide demand for wireless handsets." The third listing is Royal Bank of Scotland followed by an up arrow with the phrase "Strong macroeconomic conditions and growing market share."]

OUTLOOK

Our outlook for European equities remains cautiously optimistic.
Interest rates remain low and better economic data from the U.S., Japan and many Eurozone nations continue to point to economic recovery. As economic activity accelerates, so, too, should corporate profits, which we believe have bottomed.

"Our outlook for European
 equities remains cautiously
 optimistic."

We are also encouraged by investors' willingness to once again reward those companies exceeding earnings estimates. This has not been the case over the past 18 months. As a result, our style has suffered. As investors gain confidence in the sustainability of the recoveries in economic and earnings growth, our style should come back into favor, as strong growth is translated into share price appreciation.

However, concerns over earnings, accounting irregularities, rising energy prices and Middle East violence have dampened investor sentiment. Until a clear direction is established, the market's recent volatility may continue. As we look forward, we believe one of the most trying times in history for investors is behind us. We appreciate your patience and commend you for staying the course throughout this difficult period. We continue to work toward our mission of providing you with significant capital appreciation over the long term.


This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2002

The index used for
comparison is the
Morgan Stanley
Capital International
(MSCI) Europe Index,
an unmanaged index
used to measure the
performance of securi-
ties listed on European
stock exchanges.

It is not possible to
invest in an index.

                              Class A      Class B      Class C        Index
Inception date                 3-2-98       6-1-98       3-1-99           --

Average annual returns with maximum sales charge (POP)
One year                       -18.89%      -19.36%      -16.88%      -11.93%
Since inception                 -6.19%       -9.09%       -9.46%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -1.71%       -1.85%        0.96%        5.89%
One year                       -18.89%      -19.36%      -16.88%      -11.93%
Since inception                -23.36%      -31.13%      -26.98%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for one year or less are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the MSCI Europe Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $9,770 as of April 30, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund, before sales charge, and is equal to $8,070 as of April 30, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $7,664 as of April 30, 2002.

                                    Class B      Class C 1
Period beginning                     6-1-98       3-1-99
Without sales charge                 $7,100       $7,378
With maximum sales charge            $6,887       $7,304
Index                                $8,764       $8,790

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2002
(unaudited)

This schedule is divided into five main categories: common stocks, preferred stocks, warrants, units and short-term investments. The common and preferred stocks, warrants and units are further broken down by country. Short-term investments, which represent the Fund's cash position, are listed last.


SHARES       ISSUER                                                                         VALUE
COMMON STOCKS 92.63%                                                                    $14,476,877
(Cost $13,888,050)

Belgium 1.73%                                                                              $269,586
     5,400   Dexia SA (Banks -- Foreign)                                                     89,043
     2,900   Interbrew (Beverages)                                                           86,310
     2,100   Omega Pharma SA (Medical)                                                       94,233

Denmark 0.55%                                                                                85,472
     4,100   Novozymes AS (Medical)                                                          85,472

Finland 2.45%                                                                               383,121
     9,100   Nokia Oyj American Depositary Receipts (ADR)
             (Telecommunications)                                                           147,966
    11,600   Stora Enso Oyj (Paper & Paper Products)                                        147,482
     3,500   TietoEnator Oyj (Computers)                                                     87,673

France 15.46%                                                                             2,416,633
     5,500   Air France (Transport)                                                          99,315
     1,700   Altran Technologies SA (Engineering/R&D Services)                               88,845
     4,000   Axa (Insurance)                                                                 84,880
     3,200   BNP Paribas SA (Banks -- Foreign)                                              167,237
     2,500   Bouygues SA (Building)                                                          75,464
     2,000   Business Objects SA* (Computers)                                                66,498
     2,300   Dassault Systemes SA (Computers)                                               103,291
    10,300   Havas Advertising SA (Advertising)                                              77,032
     2,400   Ingenico SA (Computers)                                                         55,188
     4,700   JC Decaux SA* (Advertising)                                                     58,443
     1,300   PSA Peugeot Citroen SA (Automobile/Trucks)                                      64,660
     3,000   Publicis Groupe SA (Advertising)                                                91,638
     1,900   Renault SA (Automobile/Trucks)                                                  88,083
     2,500   Sanofi-Synthelabo SA (Medical)                                                 160,051
     1,900   Societe Generale SA (Banks -- Foreign)                                         130,114
     4,600   Societe Television Francaise 1 (Media)                                         130,979
     1,994   Technip-Coflexip SA (Building)                                                 281,366
     1,900   TotalFinaElf SA (Oil & Gas)                                                    287,962
     2,200   Unibail SA (Real Estate Operations)                                            129,348
     1,500   Vinci SA (Engineering/R&D Services)                                             95,963
    15,100   Wanadoo* (Computers)                                                            80,276

Germany 6.55%                                                                             1,023,622
     1,500   AMB Generali Holding AG (Insurance)                                            167,598
     1,500   Bayerische Motoren Werke (BMW) AG (Automobile/Trucks)                           59,876
     5,000   Continental AG (Rubber -- Tires & Misc.)                                        84,024
     2,000   Deutsche Boerse AG (Finance)                                                    88,430
     1,786   E.On AG (Diversified Operations)                                                92,454
     2,400   Fresenius Medical Care AG (Medical)                                            143,161
     3,400   SAP AG (ADR) (Computers)                                                       110,840
     1,800   Schering AG (Medical)                                                          109,641
     4,000   SGL Carbon AG* (Chemicals)                                                      89,746
     2,700   Suess MicroTec AG* (Electronics)                                                77,852

Greece 0.67%                                                                                105,143
     6,800   Hellenic Telecommunications Organization SA
             (Telecommunications)                                                           105,143

Ireland 3.58%                                                                               559,223
    22,100   Bank of Ireland (Banks -- Foreign)                                             256,885
     7,200   CRH Plc (Building)                                                             123,265
    13,300   Irish Life & Permanent Plc (Finance)                                           179,073

Italy 8.55%                                                                               1,336,029
    15,700   ENI SpA (Oil & Gas)                                                            241,201
   120,000   Impregilo SpA* (Building)                                                       75,149
    14,500   Italcementi SpA (Building)                                                     139,800
     5,300   Luxottica Group SpA (ADR) (Medical)                                            106,530
    14,400   Mediaset SpA (Media)                                                           120,670
    22,459   Riunione Adriatica di Sicurta SpA (Insurance)                                  291,413
    28,600   Saipem SpA (Oil & Gas)                                                         186,320
    37,700   UniCredito Italiano SpA (Banks -- Foreign)                                     174,946

Luxembourg 0.89%                                                                            139,782
     6,900   Arcelor SA* (Steel)                                                             95,125
     4,200   Thiel Logistik AG* (Computers)                                                  44,657

Netherlands 4.30%                                                                           671,883
     5,400   ABN AMRO Holdings NV (Banks -- Foreign)                                        107,046
     7,200   ASML Holding NV* (Electronics)                                                 163,489
     6,800   European Aeronautic Defence & Space Co. (Aerospace)                            101,835
     1,600   IHC Caland NV (Oil & Gas)                                                       89,890
    16,200   Koninklijke (Royal) KPN N.V. (Telecommunications)                               73,424
     2,800   Koninklijke (Royal) Philips Electronics NV (Electronics)                        86,462
     2,200   Van der Moolen Holding NV (Finance)                                             49,737

Norway 3.57%                                                                                557,384
     6,800   Frontline Limited (Transport)                                                   74,424
     6,400   Gjensidige NOR Sparebank (Banks -- Foreign)                                    227,650
     9,100   Smedvig ASA (A Shares) (Oil & Gas)                                              80,652
    25,800   Telenor ASA (Telecommunications)                                               101,900
     4,400   TGS Nopec Geophysical Co. ASA* (Oil & Gas)                                      72,758

Russia 1.24%                                                                                193,855
     1,900   Lukoil (ADR) (Oil & Gas)                                                       135,111
       400   Yukos (ADR) (Oil & Gas)                                                         58,744

Spain 6.08%                                                                                 949,997
     3,200   Acciona SA (Building)                                                          119,777
     1,800   Actividades de Construccion y Servicios SA (Building)                           55,469
     8,000   Amadeus Global Travel Distribution SA* (Transport)                              53,271
    11,383   Banco Bilbao Vizcaya Argentaria SA (Banks -- Foreign)                          132,723
     3,900   Banco Popular Espanol SA (Banks -- Foreign)                                    159,929
    15,000   Corporacion Mapfre, Compania International
             de Reaseguros SA (Insurance)                                                   101,234
    68,500   Iberia Lineas Aereas de Espana SA (Transport)                                  122,828
     4,100   Industria de Diseno Textil SA* (Retail)                                         84,564
     9,200   NH Holeles SA (Leisure)                                                        120,202

Sweden 4.05%                                                                                633,686
     4,400   Atlas Copco AB (Class A) (ADR) (Machinery)                                     103,200
     4,400   Autoliv, Inc. (ADR) (Automobile/Trucks)                                         97,847
     7,400   Capio AB* (Medical)                                                             59,775
     8,000   Elekta AB (B Shares)* (Medical)                                                 70,072
    12,200   Eniro AB* (Media)                                                               94,986
     3,200   Modern Times Group MTG AB (B Shares)* (Media)                                   57,303
    15,700   Skandinaviska Enskilda Banken AB (Class A) (Banks -- Foreign)                  150,503

Switzerland 3.72%                                                                           581,696
     1,300   Adecco SA (Business Services -- Misc.)                                          82,248
     2,500   Converium Holding AG* (Insurance)                                              137,492
     4,041   Novartis AG (Medical)                                                          169,487
     1,400   Syngenta AG (Chemicals)                                                         86,414
     2,200   UBS AG (Banks -- Foreign)                                                      106,055

Turkey 0.55%                                                                                 85,809
15,337,000   Turkiye Is Bankasi (Banks -- Foreign)                                           85,809

United Kingdom 28.10%                                                                     4,391,656
    54,600   Aegis Group Plc (Advertising)                                                   87,128
    15,100   Amey Plc (Business Services -- Misc.)                                           52,593
     1,800   AstraZeneca Plc (Medical)                                                       84,334
    23,600   Avis Europe Plc (Automobile / Trucks)                                           72,052
    10,400   BAA Plc (Transport)                                                             97,680
    20,000   BAE Systems Plc (Aerospace)                                                    101,720
    39,700   BG Group Plc (Oil & Gas)                                                       177,180
    18,300   BP Plc (Oil & Gas)                                                             156,145
    24,500   British American Tobacco Plc (Tobacco)                                         250,641
    11,400   British Sky Broadcasting Group Plc* (Media)                                    127,340
    12,600   Capita Group Plc (Business Services -- Misc.)                                   69,959
     8,400   Capital Radio Plc (Media)                                                       90,938
    23,700   Carlton Communications Plc (Media)                                              85,568
    11,000   Celltech Group Plc* (Medical)                                                   91,052
    51,795   Centrica Plc (Utilities)                                                       159,831
     4,900   Cobham Plc (Aerospace)                                                          82,619
    16,300   Compass Group Plc (Food)                                                       101,489
   106,200   Corus Group Plc* (Steel)                                                       121,878
    11,700   Diageo Plc (Beverages)                                                         155,244
     9,400   Exel Plc (Transport)                                                           119,726
    32,400   FKI Plc (Manufacturing)                                                         79,796
    50,800   Granada Plc (Media)                                                             95,315
    12,000   GUS Plc (Retail)                                                               108,860
     8,000   Hanson Plc (Building)                                                           57,767
    10,700   Lloyds TSB Group Plc (Banks -- Foreign)                                        123,030
     9,400   Man Group Plc (Finance)                                                        131,233
    13,847   Marks & Spencer Group Plc (Retail)                                              79,960
    14,300   National Grid Group Plc (Telecommunications)                                   102,530
    15,700   Nestor Healthcare Group Plc (Medical)                                          136,134
    53,700   Pace Micro Technology Plc (Electronics)                                         70,823
    30,000   Rentokil Initial Plc (Diversified Operations)                                  118,260
    15,400   Rexam Plc (Containers)                                                         112,100
     8,468   Royal Bank of Scotland Group Plc (Banks -- Foreign)                            242,860
   118,800   SkyePharma Plc* (Medical)                                                      127,249
     9,300   Smiths Group Plc (Manufacturing)                                               109,778
    31,900   Tesco Plc (Retail)                                                             121,682
    67,700   Tullow Oil Plc* (Oil & Gas)                                                     95,700
    69,910   Vodafone Group Plc (Telecommunications)                                        112,832
     7,600   WPP Group Plc (Advertising)                                                     80,630

United States 0.59%                                                                          92,300
     2,600   Transocean Sedco Forex, Inc. (Oil & Gas)                                        92,300

PREFERRED STOCKS 0.76%                                                                     $118,383
(Cost $107,834)

Germany 0.76%
     1,800   Henkel KGaA (Chemicals)                                                        118,383

WARRANTS 0.00%                                                                                 $779
(Cost $834)

Germany 0.00%
        16   Muenchener Rueckversicherungs-Gesellschaft AG* (Insurance)                         779

UNITS 0.47%                                                                                 $72,664
(Cost $79,084)

France 0.47%
    79,061   Eurotunnel SA* (Transport)                                                      72,664

TOTAL COMMON AND PREFERRED STOCKS, WARRANTS AND UNITS 93.86%                            $14,668,703
(Cost $14,075,802)

                                                           INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                             RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 6.54%                                                             $1,022,000
(Cost $1,022,000)

Joint Repurchase Agreement 6.54%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 04-30-02,
due 05-01-02 (Secured by U.S. Treasury Inflation
Indexed Notes 3.875% due 01-15-09 and
3.500% due 01-15-11)                                          1.88%          $1,022      $1,022,000

TOTAL INVESTMENTS 100.40%                                                               $15,690,703

OTHER ASSETS AND LIABILITIES, NET (0.40%)                                                  ($62,282)

TOTAL NET ASSETS 100.00%                                                                $15,628,421


* Non-income producing security.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

April 30, 2002
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                         VALUE AS A PERCENTAGE
INVESTMENT CATEGORIES                        OF NET ASSETS
Advertising                                           2.53%
Aerospace                                             1.83
Automobile / Trucks                                   2.45
Banks -- Foreign                                     13.78
Beverages                                             1.54
Building                                              5.94
Business Services -- Misc.                            1.31
Chemicals                                             1.88
Computers                                             3.51
Containers                                            0.72
Diversified Operations                                1.96
Electronics                                           2.55
Engineering/R&D Services                              1.18
Finance                                               2.87
Food                                                  0.65
Insurance                                             5.01
Leisure                                               0.77
Machinery                                             0.66
Manufacturing                                         1.21
Media                                                 4.53
Medical                                               9.20
Oil & Gas                                            10.71
Paper & Paper Products                                0.94
Real Estate Operations                                0.83
Retail                                                2.53
Rubber -- Tires & Misc.                               0.54
Steel                                                 1.39
Telecommunications                                    4.12
Tobacco                                               1.60
Transport                                             4.10
Utilities                                             1.02
Short-term investments                                6.54

Total investments                                   100.40%

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $15,097,802)                           $15,690,703
Cash                                                                      983
Foreign cash at value (cost $8,131)                                     8,134
Receivable for investments sold                                       436,954
Receivable for forward foreign currency exchange contracts                 34
Dividends and interest receivable                                      45,338
Other assets                                                              599

Total assets                                                       16,182,745

LIABILITIES
Payable for investments purchased                                     410,042
Payable for shares repurchased                                          8,236
Payable for forward foreign currency exchange contracts                   243
Payable to affiliates                                                  51,388
Other payables and accrued expenses                                    84,415

Total liabilities                                                     554,324

NET ASSETS
Capital paid-in                                                    21,879,624
Accumulated net realized loss on investments and foreign
  currency transactions                                            (6,775,695)
Net unrealized appreciation of investments and translation
  of assets and liabilities in foreign currencies                     592,910
Accumulated net investment loss                                       (68,418)

Net assets                                                        $15,628,421

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($7,521,207 [DIV] 931,762 shares)                               $8.07
Class B ($7,819,198 [DIV] 995,227 shares)                               $7.86
Class C ($288,016 [DIV] 36,677 shares)                                  $7.85

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($8.07 [DIV] 95%)                                             $8.49
Class C ($7.85 [DIV] 99%)                                               $7.93

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2002
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $12,706)              $105,802
Interest (including securities lending income of $1,150
  and net of foreign withholding taxes of $47)                          6,490

Total investment income                                               112,292

EXPENSES
Investment management fee                                              71,594
Class A distribution and service fee                                   11,277
Class B distribution and service fee                                   40,426
Class C distribution and service fee                                    1,533
Custodian fee                                                          87,293
Transfer agent fee                                                     22,514
Registration and filing fee                                            21,363
Auditing fee                                                            8,430
Printing                                                                7,989
Accounting and legal services fee                                       1,521
Miscellaneous                                                             890
Trustees' fee                                                             486
Legal fee                                                                 149

Total expenses                                                        275,465
Less expense reductions                                               (94,951)

Net expenses                                                          180,514

Net investment loss                                                   (68,222)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on
Investments                                                          (944,496)
Foreign currency transactions                                         (30,428)
Change in unrealized appreciation (depreciation) of
Investments                                                         1,557,944
Translation of assets and liabilities in foreign currencies              (260)

Net realized and unrealized gain                                      582,760

Increase in net assets from operations                               $514,538

1 Semiannual period from 11-1-01 through 4-30-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  10-31-01          4-30-02 1

INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment loss                               ($77,164)        ($68,222)
Net realized loss                               (3,629,140)        (974,924)
Change in net unrealized
  appreciation (depreciation)                   (3,858,033)       1,557,684

Increase (decrease) in net assets
  resulting from operations                     (7,564,337)         514,538

From fund share transactions                    (4,110,019)      (1,431,094)

NET ASSETS
Beginning of period                             28,219,333       16,544,977

End of period 2                                $16,544,977      $15,628,421

1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

2 Includes accumulated net investment loss of $196 and $68,418, respectively.

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-98 1  10-31-99    10-31-00    10-31-01     4-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00      $10.07      $11.16      $10.98       $7.80
Net investment income (loss) 3                            0.01       (0.04)      (0.06)         --       (0.02)
Net realized and unrealized
  gain (loss) on investments                              0.06        1.13       (0.12)      (3.18)       0.29
Total from investment operations                          0.07        1.09       (0.18)      (3.18)       0.27
Net asset value, end of period                          $10.07      $11.16      $10.98       $7.80       $8.07
Total return 4,5 (%)                                      0.70 6     10.82       (1.61)     (28.96)       3.46 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $12         $14         $13          $8          $8
Ratio of expenses
  to average net assets (%)                               1.90 7      1.90        1.90        1.90        1.90 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             3.31 7      2.23        2.30        3.02        3.09 7
Ratio of net investment income (loss)
  to average net assets (%)                               0.16 7     (0.38)      (0.52)       0.03       (0.49) 7
Portfolio turnover (%)                                      31          64          97         260         196

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98 1  10-31-99    10-31-00    10-31-01     4-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.07      $10.04      $11.06      $10.80       $7.62
Net investment loss 3                                    (0.04)      (0.12)      (0.15)      (0.06)      (0.05)
Net realized and unrealized
  gain (loss) on investments                             (0.99)       1.14       (0.11)      (3.12)       0.29
Total from
  investment operations                                  (1.03)       1.02       (0.26)      (3.18)       0.24
Net asset value, end of period                          $10.04      $11.06      $10.80       $7.62       $7.86
Total return 4,5 (%)                                     (9.30) 6    10.16       (2.35)     (29.44)       3.15 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $16         $15         $15          $8          $8
Ratio of expenses
  to average net assets (%)                               2.60 7      2.60        2.60        2.60        2.60 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             4.01 7      2.93        3.00        3.72        3.79 7
Ratio of net investment loss
  to average net assets (%)                              (1.12) 7    (1.08)      (1.23)      (0.67)      (1.19) 7
Portfolio turnover (%)                                      31          64          97         260         196

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 1  10-31-00    10-31-01     4-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.64      $11.06      $10.80       $7.62
Net investment loss 3                                    (0.07)      (0.13)      (0.06)      (0.04)
Net realized and unrealized
  gain (loss) on investments                              0.49       (0.13)      (3.12)       0.27
Total from
  investment operations                                   0.42       (0.26)      (3.18)       0.23
Net asset value, end of period                          $11.06      $10.80       $7.62       $7.85
Total return 4,5 (%)                                      3.95 6     (2.35)     (29.44)       3.02 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9        -- 9        -- 9        -- 9
Ratio of expenses
  to average net assets (%)                               2.60 7      2.60        2.60        2.60 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             2.93 7      3.00        3.72        3.79 7
Ratio of net investment loss
  to average net assets (%)                              (1.17) 7    (1.16)      (0.61)      (1.19) 7
Portfolio turnover (%)                                      64          97         260         196

1 Class A, Class B and Class C shares began operations on 3-2-98, 6-1-98 and 3-1-99, respectively.

2 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

3 Based on the average of the shares outstanding at the end of each month.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock European Equity Fund (the "Fund") is a diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on April 30, 2002.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had the following forward foreign currency exchange contracts open on April 30, 2002:
                                                              UNREALIZED
                  PRINCIPAL AMOUNT          EXPIRATION      APPRECIATION
CURRENCY          COVERED BY CONTRACT       MONTH          (DEPRECIATION)

BUYS
Euro                         182,977            MAY 02             ($243)

SELLS
Euro                          28,731            MAY 02               $34


Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $5,734,210 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The Fund's loss carryforward expires as follows: October 31, 2006 -- $821,474, October 31, 2007 -- $1,234,369, October 31, 2009 --
$3,678,367.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser has a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to the limit the Fund's expenses for Class A, Class B and Class C shares to 1.90%, 2.60% and 2.60%, respectively, of the Fund's average daily net assets, at least until February 28, 2003. Accordingly, the expense reduction amounted to $94,951 for the period ended April 30, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $4,864 with regard to sales of Class A shares. Of this amount, $554 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,406 was paid as sales commissions to unrelated broker-dealers and $904 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $345 with regard to sales of Class C shares all of which was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2002, CDSCs received by JH Funds amounted to $17,696 for Class B shares and $4,430 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 150,000 shares of beneficial interest of the Fund on April 30, 2002.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                     YEAR ENDED 10-31-01           PERIOD ENDED 4-30-02 1
                   SHARES         AMOUNT        SHARES           AMOUNT
CLASS A SHARES
Sold              792,626     $7,381,907       124,072         $985,126
Repurchased      (982,882)    (9,192,300)     (181,449)      (1,437,691)
Net decrease     (190,256)   ($1,810,393)      (57,377)       ($452,565)

CLASS B SHARES
Sold              238,918     $2,437,624        62,102         $482,666
Repurchased      (492,476)    (4,717,190)     (181,865)      (1,404,089)
Net decrease     (253,558)   ($2,279,566)     (119,763)       ($921,423)

CLASS C SHARES
Sold               67,015       $679,196        64,780         $489,502
Repurchased       (69,607)      (699,256)      (71,727)        (546,608)
Net decrease       (2,592)      ($20,060)       (6,947)        ($57,106)

NET DECREASE     (446,406)   ($4,110,019)     (184,087)     ($1,431,094)

1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2002, aggregated $121,691,512 and $30,068,660, respectively.

The cost of investments owned at April 30, 2002, including short-term investments, for federal income tax purposes was $15,142,945. Gross unrealized appreciation and depreciation of investments aggregated $1,136,695 and $588,937, respectively, resulting in net unrealized appreciation of $547,758. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



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FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER
Nicholas-Applegate Capital
Management LP
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San Diego, California 92101

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John Hancock Funds, LLC
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New York, New York 10286

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LEGAL COUNSEL
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Boston, Massachusetts 02109-1803


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920SA  4/02
       6/02